         As filed with the Securities and Exchange Commission on April 30, 2003
                                              Securities Act File No. 333-12075
                                      Investment Company Act File No. 811-07813

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                        -----
              Pre-Effective Amendment No.
                                           ----                         -----
              Post-Effective Amendment No.  17                            X
                                           ----                         -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                        -----
              Amendment No.  18                                           X
                            ----                                        -----

                              KOBREN INSIGHT FUNDS
               (Exact Name of Registrant as Specified in Charter)

       20 William Street, Suite 310, Wellesley Hills, Massachusetts 02481
                    (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (617) 535-0525

Name and Address of Agent for Service:                     Copies to:

Gail A. Hanson, Esq.                                       Leonard Pierce, Esq.
PFPC Inc.                                                  Hale and Dorr LLP
101 Federal Street, 6th Floor                              60 State Street
Boston, MA 02110                                           Boston, MA 02109

        It is proposed that this filing will become effective (check appropriate box):

        X    immediately upon filing pursuant to Rule 485(b);or
       ---
             on May 1, 2003 pursuant to paragraph (b);or
       ---
             60 days after filing pursuant to Rule 485(a)(1);or
       ---
             on (_______) pursuant to paragraph (a)(1);or
       ---
             75 days after filing pursuant to Rule 485(a)(2);or
       ---
             on (_______) pursuant to paragraph (a)(3)
       ---

        If appropriate, check the following box:

       --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              P R O S P E C T U S

                                  May 1, 2003


                               Kobren Growth Fund


            [Logo appears in bottom left-hand corner of cover page]



               [The following statement appears in a colored box]

LIKE SECURITIES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, AND THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

FACTORS EVERY INVESTOR SHOULD KNOW                   3

         Investment goal                                               3

         Principal investments                                         3

         Investment strategy                                           3

         Principal investment risks                                    4

         Summary of past performance                                   4

         Who may want to invest in Kobren Growth Fund                  6

         Fees and expenses                                             6

The Fund's Investments                                                 7

Investment Adviser                                                     9

Investment and Account Policies                                       10

         Calculation of net asset value                               10

         How to purchase shares                                       11

         How to exchange shares                                       12

         How to redeem shares                                         12

         Dividends, distributions and taxes                           13

Financial Highlights                                                  14

For More Information                                                  back cover

FACTORS EVERY INVESTOR SHOULD KNOW

Investment Goal:

Long-term growth of capital without regard to income. A price changeability or "volatility" level over a full market cycle approximating that of the S&P 500 Index. A full market cycle is the market's peak to its trough and back to a market peak.

Principal Investments:

- At least 65% of assets in open-end and closed-end growth and growth and income funds. These may include both U.S. and international funds.

- Up to 35% of assets in fixed income funds and direct investments in stocks, bonds and other permitted investments.

[Kobren Logo]

Kobren Insight Management (KIM) Investment Strategy

1. Asset Allocation-- KIM begins with a fundamental analysis of the economy and investment markets in the U.S. and foreign countries. In deciding what percentage of the fund's assets should be allocated to U.S. stocks, foreign stocks, U.S. bonds and cash equivalents, KIM focuses on a variety of factors including:

-        A fund's target volatility relative to the S&P 500 Index
-        Economic factors such as inflation, employment and interest rates
-        The outlook for corporate earnings
- Current stock valuations (e.g., price to earnings and price to book ratios)
-        Supply and demand for various asset classes

2. investment styles-- Next KIM determines the percentage of fund equity assets allocated to each of the following six global equity styles:

-        U.S. Growth--Large Cap
-        U.S. Growth--Small Cap
-        U.S. Value--Large Cap
-        U.S. Value--Small Cap
-        Diversified International Equity
-        Specialized International Equity

In allocating among styles, KIM first reviews the broad-based economic factors that will influence the earnings prospects for each style. Then, to determine each style's relative attractiveness, KIM compares the resulting earnings outlook for each style with the style's current valuation in relation to historical norms and other styles.

3. selecting funds -- KIM looks for funds having an investment process that appears to offer the highest risk-adjusted return potential given its style, size and sector exposures. KIM analyzes managers using both quantitative and qualitative analysis. Quantitative analysis includes portfolio- and returns-based attribution analysis (i.e., understanding how past performance was generated). Qualitative analysis involves regular and frequent interaction with current and potential underlying mutual funds. In addition to individual fund analysis, KIM examines how funds interact with each other in order to build a portfolio of funds with certain risk characteristics and sector/style exposures.

                       FACTORS EVERY INVESTOR SHOULD KNOW

[Picture of a bull and a bear appears in upper left-hand corner]

                           PRINCIPAL INVESTMENT RISKS

[sidebar] An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You could lose money on your investment in the fund or the fund could perform worse than other possible investments if any of the following occurs:

-        The U.S. or a foreign stock market goes down.
- Interest rates go up, which could make bond prices and the value of the fund's investments in fixed income funds and securities go down.
- An adverse event, such as an unfavorable earnings report or credit downgrade, depresses the value of a particular issuer's stocks or bonds that are held by the fund or an underlying fund.
- The adviser's judgments about the attractiveness and risk-adjusted return potential of particular asset classes, investment styles, industries, underlying funds or other issuers prove to be wrong.

[sidebar]  Special risks of investing in other mutual funds

The fund's practice of investing primarily in other mutual funds presents special risks.

- You will bear not just your proportionate share of the fund's operating expenses, but also, indirectly, the operating expenses of the underlying funds.
- One underlying fund may be buying the same securities that another underlying fund is selling. You would indirectly bear the costs of these transactions without accomplishing any investment purpose.
- You may receive higher taxable capital gains distributions than if you invested directly in the underlying funds.
- Because of regulatory restrictions, the fund's ability to invest in an attractive underlying fund may be limited to the extent that the underlying fund's shares are already held by KIM or its affiliates.

Summary of past performance

The bar chart and table shown below may help illustrate the risks of investing in the fund. The bar chart shows the performance of the fund for the periods indicated. The table shows how the fund's average annual returns for the periods indicated compare to those of a widely recognized, unmanaged index of common stock prices. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

[Bar chart showing the calendar year performance of the fund for 1997, 1998, 1999, 2000, 2001 and 2002, respectively.

                      Growth Fund
1997                    15.03%
1998                    11.45%
1999                    29.70%
2000                    (9.75)%
2001                    (7.28)%
2002                   (11.26)%

                             Average Annual Returns
                           For Periods Ended 12/31/02

The following table indicates how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Index (the "S&P 500 Index"). It is not possible to invest in an index.

-----------------------------------------------------------------------------------------------------------
                                                                                     SINCE        INCEPTION
                                                      1 YEAR          5 YEAR       INCEPTION        DATE
-----------------------------------------------------------------------------------------------------------
KOBREN GROWTH FUND       Return before taxes         (11.26)%         1.43%          3.96%         12/16/96
-----------------------------------------------------------------------------------------------------------
                         Return after taxes on       (11.53)%         0.49%          3.01%
                         distributions
-----------------------------------------------------------------------------------------------------------
                         Return after taxes on        (6.92)%         1.17%          3.17%
                         distributions and sale
                         of fund shares
-----------------------------------------------------------------------------------------------------------
S&P 500 INDEX            (Reflects no deduction      (22.09)%        (0.58)%         4.85%         12/16/96
                         for taxes, expenses or
                         fees)
-----------------------------------------------------------------------------------------------------------

  After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. "Return after taxes on distributions and sale of fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Footnote:

Best quarterly return               20.48% in 4th quarter 1999

Worst quarterly return              (15.33)% in 3rd quarter 2001

                       FACTORS EVERY INVESTOR SHOULD KNOW

[Picture of people appears in upper left-hand corner]

                 WHO MAY WANT TO INVEST IN KOBREN GROWTH FUND:

- Investors seeking growth of capital and a volatility level approximating that of the S&P 500 Index.
- Investors with a minimum five-year time horizon and no need for current income.

         An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. These fees and expenses are in addition to those paid by the underlying funds in which the fund may invest.

For year ended 12/31/02
-------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed
  on purchases                                                None
Maximum deferred sales charge (load)                          None
Redemption fee                                                None
Exchange fee                                                  None
-------------------------------------------------------------------------------
Annual fund operating expenses before expense limitation(1)
(expenses that are deducted from fund assets)
Management fees                                               0.75%
Distribution (12b-1) and/or service fees                      None
Other expenses                                                0.46%
Total annual fund operating expenses                          1.21%
-------------------------------------------------------------------------------
1 The fund has a voluntary expense limitation that may be revoked at any time at the discretion of the Adviser. Under this voluntary expense limitation, maximum expenses other than management fees for the fund are 0.25%. In addition, payments made by an underlying fund or its adviser will serve to reduce the total annual operating expenses of the fund. For the year ended December 31, 2002, expense reductions and total annual fund operating expenses were:

         Expense reductions and limitations                  (0.25)%
         Total annual fund operating expenses                 0.96%
-------------------------------------------------------------------------------

[sidebar] This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:

         - You invest $10,000 in the fund for the time periods indicated;
         - Your investment has a 5% return each year;
         - The fund's gross operating expenses remain the same; and
         - You redeem your investment at the end of each period.

Although your actual costs may be higher or lower, under these assumptions your costs prior to reductions would be:

1 year                  $123
3 years                 $384
5 years                 $665
10 years              $1,466

                             THE FUND'S INVESTMENTS

[sidebar]  The Kobren Growth Fund's strategies and investments.

                       INDUSTRY/STYLE ALLOCATION PROCESS

The fund's strategy is to maintain a diversified mix of underlying holdings by industry, market capitalization and style (i.e., growth vs. value, small capitalization vs. large capitalization). Nevertheless, KIM will attempt to make opportunistic shifts based on market conditions.

                         INVESTING IN UNDERLYING FUNDS

The fund invests primarily in other mutual funds, including those whose investment objectives do not match those of the fund. KIM believes that, by investing in a combination of funds with a broad range of goals and offsetting risk characteristics, the fund can achieve a higher composite rate of return while meeting its volatility targets.

Underlying funds may engage in all types of investment practices, even those that the fund does not engage in directly. The fund will bear all the risks associated with underlying funds' investments.

Due to KIM's size and buying power, the fund can invest at net asset value in underlying funds that would otherwise be sold with a front-end sales charge. The fund will not buy underlying fund shares if the fund would have to pay a front-end sales charge on the purchase. However, the fund may buy underlying fund shares subject to a deferred sales charge, redemption fee or 12b-1 fee.

                             PRINCIPAL INVESTMENTS

-        Equity
The fund and the underlying funds in its portfolio may invest in equity securities of U.S. and foreign companies. These securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests and equity participations.

-        Fixed income
The fund and the underlying funds in its portfolio may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank and U.S. and foreign companies.

The fund's investments in fixed income securities may be of any credit quality and may have all types of interest rate payment and reset terms. They may include mortgage-backed, asset-backed and derivative securities as well as junk bonds. Junk bonds involve more credit risk and interest-rate risk than investment grade bonds.

                              DEFENSIVE INVESTING

The fund (and each underlying fund in its portfolio) may depart from its principal investment strategies by taking temporary defensive positions in short-term debt securities in response to adverse market, economic or political conditions for up to 100% of the portfolio. The fund would give up potential gains and minimize losses while defensively invested.

                              DERIVATIVE CONTRACTS

The fund (and each underlying fund in its portfolio) may, but is not required to, use derivative contracts for any of the following purposes:

- To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

- As a substitute for purchasing or selling securities or foreign currencies.

- To shorten or lengthen the effective maturity or duration of the fund's fixed income portfolio.

- In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

                             THE FUND'S INVESTMENTS

[sidebar] More about Kobren Growth Fund's strategies and investments.

                          additional investment risks

The fund (and the underlying funds in its portfolios) could lose money or underperform for the reasons listed in the "Factors Every Investor Should Know" section or for the following additional reasons:

-        Foreign country and currency risks
Prices of the fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

-        Credit risk
An issuer of a debt security or OTC derivative contract could default on its obligation to pay principal and interest, or a rating organization could downgrade the credit rating of the issuer. Junk bonds involve more credit risk than higher quality debt securities.

-        Prepayment or call risk
The issuer of a debt security may exercise its right when interest rates are falling to prepay principal earlier than scheduled, forcing the fund to re-invest in lower yielding securities. Prepayments will also depress the value of interest-only securities. Corporate bonds, mortgage-backed securities and asset-backed securities are especially susceptible to prepayment risk.

-        Extension risk
The issuer of a debt security may prepay principal more slowly than expected when interest rates are rising. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. Mortgage-backed securities and asset-backed securities are especially susceptible to extension risk.

-        Leverage risk
Because of borrowing or investments in derivative contracts or leveraged derivative securities, the fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor asset allocation or investment decisions.

-        Correlation risk
Changes in the value of the fund's derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

-        Liquidity and valuation risks
Securities that were liquid when purchased by the fund may become temporarily illiquid and hard to value, especially in declining markets.

Also, an underlying fund's obligation to redeem shares held by Kobren Growth Fund is limited to 1% of the underlying fund's outstanding shares per 30-day period. Because Kobren Growth Fund and its affiliates may together acquire up to 3% of an underlying fund's shares, it may take up to 90 days for the fund to completely dispose of its underlying fund shares.

                       IMPACT OF HIGH PORTFOLIO TURNOVER

The fund or any underlying fund in its portfolio may engage in active and frequent trading to achieve its principal investment strategies. As a result, the fund may realize and distribute to shareholders higher capital gains, which would increase its tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance. The fund anticipates that its annual turnover will be less than 150%.

                          THE FUND'S INVESTMENT GOALS

The board of trustees may change the fund's investment goals without obtaining the approval of the fund's shareholders. The fund might not succeed in achieving its goals.

                               INVESTMENT ADVISER

[Kobren Logo appears in upper left-hand corner]

                         KOBREN INSIGHT MANAGEMENT, INC.

Kobren Insight Management, Inc. (KIM) provides investment advice and portfolio management services to Kobren Growth Fund. Under the supervision of the fund's board of trustees, KIM makes the fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the fund's investments.

Kobren Insight Management, Inc., a registered investment adviser, was established in 1987. KIM has historically used mutual funds, rather than individual securities, as the primary investment vehicle for client accounts. KIM has extensive experience managing mutual fund portfolios for high net worth individuals and corporations with minimum $500,000 account sizes. KIM currently manages over 800 client accounts with assets totaling over $600 million.

Eric M. Kobren owns (or controls) all of the stock of KIM and of the fund's distributor. He is also the principal shareholder of Mutual Fund Investors Association, Inc., the publisher of Fidelity Insight and FundsNet Insight reports.

Mr. Kobren is the portfolio manager for Kobren Growth Fund. He has been the president of KIM and the fund's distributor since their inception in 1987 and of the Mutual Fund Investors Association, Inc. since its inception in 1985. Mr. Kobren has been in the investment business since 1976.

John Russel (Rusty) Vanneman serves as the Kobren Growth Fund Associate Portfolio Manager. He joined KIM as the Director of Research in 2001. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company's Strategic Advisors from December 1996 to January 2001. Previously, he was a Managing Analyst for Thomson Financial's Global Markets from January 1991 to December 1996. He has been in the investment business since 1990.


The fund has agreed to pay KIM a monthly advisory fee at the annual rate of 0.75% of the fund's average daily net assets. For the most recent fiscal year, the fund paid KIM an advisory fee of 0.54% of its average daily net assets.

KIM has voluntarily agreed to cap the fund's other expenses at no more than 0.25% annually of the fund's average daily net assets. This cap does not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses. This voluntary expense cap arrangement may be revoked at any time at the discretion of the Adviser.

The fund may invest in shares of an underlying mutual fund:

- that makes payments of Rule 12b-1 or service fee revenues based on the amount of shares held by the fund; or

- whose investment adviser is willing to share a portion of the underlying fund's advisory fee attributable to the underlying fund shares held by the fund.

Rule 12b-1, service fee or revenue sharing payments made as to shares of any underlying fund will be applied to advisory fees owed to KIM by Kobren Growth Fund. The fund will pay a portion of the costs of participation in various network programs.

                        INVESTMENT AND ACCOUNT POLICIES

[Picture depicting a calculator appears in upper left-hand corner]

[sidebar]  The fund calculates its NAV every business day.

                         CALCULATION OF NET ASSET VALUE

The fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day. A business day is a weekday that is not a holiday listed in the Statement of Additional Information. If the New York Stock Exchange closes early, the time for calculating the NAV and the deadlines for share transactions will be accelerated to the earlier closing times.

Shares of underlying funds are valued at their reported NAVs. The fund's other portfolio securities are valued on the basis of either market quotations or at fair value, which may include the use of pricing services. Fair value means estimating a security's value at other than the market quotation. Fair value pricing may cause the price used by the fund to be different than other funds' pricing derived from market quotations. Although the fund's NAV will be calculated every business day, the NAV reported to NASDAQ for distribution to news agencies will be delayed by one business day.

                             PURCHASING FUND SHARES

Individuals, institutions, companies and authorized fiduciaries may buy shares of the fund without a sales charge at its NAV next calculated after the order has been received in proper form.

                         TAX-DEFERRED RETIREMENT PLANS

Both traditional individual retirement accounts (IRA) and Roth individual retirement accounts are offered directly through Kobren Insight Funds. The following retirement plans are available through the mutual fund networks listed in the box below:

-        Keough plans for self-employed individuals.

-        SEP and SARSEP plans for corporations.

- Qualified pension and profit-sharing plans for employees, including 401(k) plans and 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations.

                             WIRE AND ACH TRANSFERS

The fund currently imposes no fee for wire and Automated Clearing House (ACH) transfers of purchase payments and redemption proceeds. However, the fund's custodian may charge a fee in the future.


                             TELEPHONE TRANSACTIONS

The fund has procedures designed to verify that telephone instructions are genuine. If the fund follows these procedures, it will not be liable for any losses caused by acting on unauthorized telephone instructions.

                           MINIMUM INVESTMENT AMOUNTS

                    [This section appears in a colored box]

The following minimum investment requirements apply to initial purchases:

Type of account                             Minimum

Regular accounts                            $2,500

Individual retirement accounts              $2,000

Accounts purchased through the following    $2,500
fund networks:

-        Fidelity FundsNetwork
-        TD Waterhouse Securities

The minimum subsequent investment is $500. Fund officers have discretion to waive or reduce any of the minimum investment requirements.

You can get prospectuses, sales literature and applications from the fund's distributor at the address and telephone number listed on the back cover of this prospectus.

The fund and its distributor may reject all or part of any order to buy fund shares.

                             HOW TO PURCHASE SHARES

Method of Purchase
By Check [Picture of a check appears here]
Purchase Procedures

Open AN ACCOUNT

- To open an account and make an initial investment, send a minimum $2,500 check ($2,000 for IRAs) and a completed account application to the address shown below.
-        An account application is included with this prospectus.

AdD to an ACCOUNT

- Send a check for no less than $500 with your account name and number to permit proper crediting. You can use the deposit slip attached to the bottom of all account statements.
- If you are adding to an IRA account, please provide the contribution year.

All PURCHASES

- Your checks should be drawn on a U.S. bank or savings institution and should be made payable to Kobren Insight Funds.
- If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses to the fund, its distributor or transfer agent.

By Wire [Picture of a bank appears here]

OPEN AN ACCOUNT

- To purchase shares by wire, call customer service for instructions at the number shown below.
- Be prepared to give the name in which the account will be opened, the address, telephone number and taxpayer identification number for the account and the name of the bank that will wire the purchase payment.
- You will be assigned a new account number. You should write this number on and complete an account application, which must be sent promptly to the address shown below.
- Your purchase order will not take effect until both the wire and the purchase order are received by the fund.
- You will be able to redeem shares of the fund, but not receive the proceeds, before the fund has received your completed account application form. Also, if a signed application form is not received within 60 days, your account will be subject to backup tax withholding.

ADD TO AN ACCOUNT

- When you purchase more shares by wire, provide your fund name, account name and account number to permit proper crediting.
- To receive timely credit, you must call and tell customer service that your bank is sending a wire.

By Automated Clearing House Transfer (ACH)

- If you want to purchase shares for non-retirement accounts via electronic funds transfer, check this option in section 5 of your application.
-        Call customer service before 4:00 p.m. eastern time.

By Automatic Investment Plan [Picture of a calendar appears here]

- After your initial investment of $2,500 or more, you can make automatic monthly, quarterly or annual purchases (on the day you choose in advance) of $100 or more.
- To use this plan, complete section 6 of the application. You can change the purchase amount or terminate the plan at any time by notifying the fund in writing.

Through Broker-Dealers and Fund Networks

- Contact your dealer to find out about its procedures for processing orders to purchase fund shares. Purchase orders received by your dealer or its agent before 4:00 p.m. eastern time on any business day receive that day's NAV. Your dealer is responsible for promptly transmitting properly completed orders to the transfer agent.

- The fund may also be purchased with a $2,500 minimum through the following fund networks:

Fidelity Investments                      800-544-6666  No transaction fee.
TD Waterhouse Securities                  800-934-4448  No transaction fee.

[This section appears in a box]
Send mail to

Kobren Insight Funds
P.O. Box 5146
4400 Computer Drive
Westborough, MA 01581

Call

Customer Service
toll-free at
800-895-9936
Business Days: 9am - 8pm ET

                         HOW TO EXCHANGE/REDEEM SHARES

Method of Exchange

All Exchanges [Picture of a dollar sign with arrow pointing to upper right appears here]

Exchange Procedures

- You may exchange shares of the fund for shares of Delphi Value Fund at the NAV of the fund next determined after receipt of your exchange request.
- Exchanges must meet the applicable minimum initial investment requirements for the fund.
- To protect other shareholders of the fund, the fund may cancel the exchange privileges of any person that, in the opinion of the fund, is using market timing strategies or making more than four exchanges per owner or controlling person per calendar year. The fund may also close the accounts of shareholders whose exchange privilege has been cancelled.
- The fund's trustees may change or terminate the exchange privilege on 60 days' prior notice to shareholders.

By Mail [Picture of an envelope appears here]

-        Send a written request to the address shown below.
- Your request must state the number of shares or the dollar amount to be exchanged, both funds' names and the applicable account numbers for both funds.
- The request must be signed exactly as your name appears on the account registration.

By Telephone [Picture of a telephone appears here]

- Call customer service at the toll-free number shown below.
- If you are unable to execute a telephone exchange (for example during times of unusual market activity), you should consider requesting an exchange by mail.

Method of Redemption

By Mail [Picture of an envelope appears here]

Redemption Procedures

- You may redeem shares of the fund by sending a written redemption request to Kobren Insight Funds at the address shown below.
- Your request must state the number of shares or dollar amount to be redeemed and the applicable account number.
- The request must be signed exactly as your name appears on the account registration.
- If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by one of the eligible medallion programs listed under "Signature Guarantees" on page 13.
- If you want redemption proceeds deposited directly through an ACH transfer in the bank account or brokerage account designated on your account application, you should specify this in your written redemption request. Call customer service for more information about ACH transfers.

By Telephone [Picture of a telephone appears here]

- To redeem by telephone, call customer service at the number shown below.
- You can request that redemption proceeds be deposited directly through an ACH transfer in the bank account or brokerage account designated on your account application.

Through Broker-Dealers and Fund Networks

- Contact your dealer to find out about its procedures for processing orders to redeem fund shares. Redemption orders received by your dealers or its agent before 4:00 p.m. eastern time on any business day receive that day's NAV. Your dealer is responsible for promptly transmitting properly completed orders to the transfer agent.

Systematic Withdrawal Plan [Picture of a calendar appears here]

- If shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount. There is no charge for this service.
- Call customer service at the number shown below for more information.

[This section appears in a box]
Send mail to

Kobren Insight Funds
P.O. Box 5146
4400 Computer Drive
Westborough, MA 01581

Call
Customer Service
toll-free at
800-895-9936
Business Days: 9am - 8pm ET

                        INVESTMENT AND ACCOUNT POLICIES

                             REDEEMING FUND SHARES

[sidebar] You may redeem shares of the fund on any business day at the NAV next calculated after the receipt of your redemption request in proper form.

Redemption proceeds are usually sent on the business day after the effective date of a redemption. However, the payment of redemption proceeds for shares purchased by check will be delayed until after the check has cleared, which may take up to 15 days. Under unusual circumstances, the fund may suspend redemptions, if allowed by the SEC, or postpone payment.

Redemption proceeds are paid by wire or, at your request, ACH transfer to the bank or brokerage account designated on your account application. If you have not designated an account or if it is impossible or impractical to wire redemption proceeds, they will be sent by mail to your record address. You may change your designated account by sending to the address on the previous page a written request or supplemental telephone redemption authorization form (available from customer service) that has been signature guaranteed by an eligible medallion program.

                          CLOSING SUB-MINIMUM ACCOUNTS

The fund may close your account if, for reasons other than market losses, the value of your shares falls below $1,000, or any other minimum set by the fund's trustees. After the fund notifies you of its intention to close your account, you will have 60 days to bring the account back to the minimum level.

                              SIGNATURE GUARANTEES

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Shareholders that are corporations, partnerships, trusts, estates or other organizations may be required to provide documents evidencing that a request to redeem shares or change a designated bank or brokerage account has been properly authorized.

[sidebar] The fund declares and pays dividends according to the schedule on the right.

                    [This section appears in a colored box]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Redemptions and exchanges of fund shares are taxable events on which you may recognize capital gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash.

Type of Distribution          Declared        Federal Tax Status
                              and Paid

Dividends from net            Annually        Taxable as ordinary income.
investment income

Distributions of short-       Annually        Taxable as ordinary income.
term capital gain

Distributions of long-        Annually        Taxable as long-term capital gain.
term capital gain

[sidebar] Dividends are paid in additional shares of the fund unless you elect to receive them in cash.

You should generally avoid investing in the fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment.

You should consult your tax adviser about particular federal, state, local and other taxes that may apply to you.

Every January, the fund will send you information about the fund's dividends and distributions during the previous calendar year. Most of the fund's distributions are expected to be capital gains.

If you do not provide the fund with a correct taxpayer identification number and required certifications, you may be subject to federal backup withholding tax.

                                             FINANCIAL HIGHLIGHTS

                                              Kobren Growth Fund

The financial highlights table is to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request and without charge.
                                                    For the      For the      For the      For the    For the Year
                                                  Year Ended   Year Ended   Year Ended   Year Ended       Ended
                                                   12/31/02     12/31/01     12/31/00     12/31/99     12/31/98(a)
                                                  -----------------------------------------------------------------
Net asset value - beginning of period             $11.37       $12.32       $15.34       $12.54       $11.51

Net investment income (loss) (1) (c)                0.07        (0.04)       (0.04)       (0.04)       (0.02)
Short term capital gains distributions
  received                                          0.01         0.01         0.22         0.14         0.05
Net realized and unrealized gain (loss)
  on investments                                   (1.36)       (0.87)       (1.68)       3.63         1.29
                                                  ------       ------       ------       ----         ----
Net increase (decrease) in net assets resulting
  from investment operations                       (1.28)       (0.90)       (1.50)       3.73         1.32
Distributions from net investment income           (0.07)       ---          ---          ---          ---
Distributions from short term capital gain
  distributions received                           (0.01)       ---          (0.19)       (0.10)       (0.03)
Distributions from net realized gains
  on investments                                    --          (0.05)       (1.33)       (0.83)       (0.26)
                                                  ------       ------       ------       ------       ------
Total distributions                                (0.08)       (0.05)       (1.52)       (0.93)       (0.29)

Net asset value - end of period                   $10.01       $11.37       $12.32       $15.34       $12.54
                                                  ------       ------       ------       ------       ------

Total return (b)                                  (11.26)%      (7.28)%      (9.75)%      29.70%       11.45%

Ratios To Average Net Assets/Supplemental Data

Net assets, end of period (in 000's)              $46,491      $55,335      $63,105      $73,151      $64,507
Ratio of net investment income (loss) to
  average net assets (c)                            0.61%       (0.32)%      (0.41)%      (0.34)%      (0.19)%
Ratio of operating expenses to average net
  assets before fees waived and/or expenses
  reimbursed by investment adviser and other
  reductions  (2)                                   1.21%        1.08%        1.06%        1.07%        1.07%
Ratio of operating expenses to average net
  assets after reimbursements and
  reductions  (2)                                   0.96%        0.96%        0.99%        0.98%        0.91%
Portfolio turnover rate                             143%         80%          93%          66%          62%


(a) Per share net investment income has been calculated using the monthly average share method.
(b) Total return represents aggregate total return for the period indicated and would have been lower in the absence of fee waivers and expense reimbursements and assumes reinvestment of all distributions.
(c) Net investment income (loss) would have been lower in the absence of fee waivers and expense reimbursements.
(1) Recognition of net income (loss) by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.
(2) Does not include expenses of the investment companies in which the fund invests.

                                                      14

INVESTMENT ADVISER                             Kobren Insight Management, Inc.
                                               20 William Street
                                               P.O. Box 9135
                                               Wellesley Hills, MA 02481
                                               Toll-free: 800-456-2736

LEGAL COUNSEL                                  Hale and Dorr LLP


ADMINISTRATOR                                  PFPC Inc.

INDEPENDENT ACCOUNTANTS                        PricewaterhouseCoopers LLP

TRANSFER AGENT                                 PFPC Inc.
                                               Toll-free: 800-895-9936

CUSTODIAN                                      Boston Safe Deposit & Trust Co.

                              FOR MORE INFORMATION

For investors who want more information about Kobren Growth Fund, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference.

Contacting Principal Distributor

Investors can get free copies of reports and SAI, request other information and discuss their questions about the fund by contacting the fund's principal distributor at:

                  Address:          Kobren Insight Brokerage, Inc.
                                    20 William Street, Suite 310
                                    P.O. Box 9135
                                    Wellesley Hills, MA  02481

                  Phone:            800-4KOBREN  (800-456-2736)
                  E-mail:           kifcon@kobren.com
                  Internet:         http://www.kobren.com

Contacting the SEC

Investors can review and copy the fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Investors can get text-only copies:

- For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-6009

-        Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No: 811-07813

P R O S P E C T U S

May 1, 2003



                               Delphi Value Fund




[Kobren Insight Funds logo appears in lower right corner]


LIKE SECURITIES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, AND THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           Page

FACTORS EVERY INVESTOR SHOULD KNOW.........................................   3

     Investment goal.......................................................   3

     Principal investments.................................................   3

     How the manager selects the fund's investments........................   3

     Principal investment risks............................................   3

     Summary of past performance...........................................   4

     Who may want to invest in Delphi Value Fund...........................   5

     Fees and expenses.....................................................   5

STRATEGIES AND INVESTMENTS.................................................   5

INVESTMENT ADVISER AND SUBADVISER..........................................   6

INVESTMENT AND ACCOUNT POLICIES............................................   7

     Calculation of net asset value........................................   7

     How to purchase shares................................................   8

     How to exchange shares................................................   9

     How to redeem shares..................................................   9

     Dividends, distributions and taxes....................................  10

FINANCIAL HIGHLIGHTS.......................................................  11

FOR MORE INFORMATION..............................................   back cover

                       FACTORS EVERY INVESTOR SHOULD KNOW

INVESTMENT GOAL

-        Long term growth of capital.

PRINCIPAL INVESTMENTS

- At least 65% of assets in equity securities of U.S. companies. The fund may invest in a mix of large, medium and small capitalization companies. The fund may invest up to 35% of assets in securities of foreign issuers, including emerging market issuers.

- Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests and equity participations.

HOW THE MANAGER SELECTS THE FUND'S INVESTMENTS

In selecting stocks for the fund's portfolio, the manager, Delphi Management, Inc., follows a strict value discipline evaluating each company on its own merits.

1. The manager uses a quantitative model to identify attractive companies that have some of the following characteristics:

         -  At least a 15% return on equity
         -  Low debt to equity ratios
         -  Sound financial conditions and conservative accounting practices
         -  Good businesses with sustainable franchises

2.       The model also considers revenues, earnings and free cash flow levels.

- The manager engages in in-person visits or discussions with company management before investing in a company.

- The manager looks for management that is capable and candid about problems and that has a viable strategic plan.

- The manager selects for the fund's portfolio those attractive companies that appear to be undervalued by the stock market. The measures of value used by the manager include price/earnings multiples, cash flow multiples and low price-to-liquidation values. These companies may be temporarily out of favor or not closely followed by investors.

- The manager intends to keep the fund fully invested in equity securities and does not attempt to "time the market."

PRINCIPAL INVESTMENT RISKS

[Picture of bear and bull]

You could lose money on your investment in Delphi Value Fund or the fund could perform worse than other possible investments if any of the following occurs:

-        The U.S. or a foreign stock market goes down.

- The market favors growth stocks over value stocks or favors companies at a particular capitalization level.

- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

- Prices of the fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are more severe for issuers in emerging market countries.

- The manager's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

                       FACTORS EVERY INVESTOR SHOULD KNOW

Summary of Past Performance

                    [This section appears in a colored box]

The bar chart and table shown below may help illustrate the risks of investing in Delphi Value Fund. The bar chart shows the performance of the fund for the periods indicated. The table shows how the fund's average annual returns for the periods indicated compare to those of a widely recognized, unmanaged index of common stock prices. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

[Bar chart showing the calendar year performance of the fund's Retail Class and Institutional Class for 1999, 2000, 2001 and 2002 respectively. The plot points are 11.30%, 17.30%, 1.90% and (9.64)%, respectively, for the fund's Retail Class and 11.61%, 17.64%, 2.12% and (9.35)%, respectively, for the Institutional Class.]


                             Average Annual Returns
                      For Periods Ended December 31, 2002

The following table indicates how the fund's average annual returns for different calendar periods compare to the returns of the Russell Midcap Value Index. It is not possible to invest in an index.


---------------------------------------------------------------------------------------------------------------
                                                                                SINCE
                                                               1 YEAR         INCEPTION          INCEPTION DATE
---------------------------------------------------------------------------------------------------------------
DELPHI VALUE FUND- RETAIL        Return before taxes           (9.64)%          5.00%               12/23/98
CLASS
---------------------------------------------------------------------------------------------------------------
                                 Return after taxes on         (9.64)%          4.78%
                                 distributions
---------------------------------------------------------------------------------------------------------------
                                 Return after taxes on         (5.92)%          3.94%
                                 distributions and sale
                                 of fund shares
---------------------------------------------------------------------------------------------------------------
DELPHI VALUE FUND-               Return before taxes           (9.35)%          5.28%               12/23/98
INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------
                                 Return after taxes on         (9.35)%          5.05%
                                 distributions
---------------------------------------------------------------------------------------------------------------
                                 Return after taxes on         (5.74)%          4.17%
                                 distributions and sale
                                 of fund shares
---------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP VALUE INDEX       (Reflects no deduction        (9.65)%          3.09%               12/23/98
                                 for taxes, expenses or
                                 fees)
---------------------------------------------------------------------------------------------------------------


  After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. "Return after taxes on distributions and sale of fund shares" may be greater than "Return before taxes" because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

    Footnote                             Retail Class                           Institutional Class

    Best quarterly returns           15.29% in 4th quarter 2001             15.29% in 4th quarter 2001
    Worst quarterly returns          (15.02)% in 3rd quarter 2001           (14.87)% in 3rd quarter 2001

                       FACTORS EVERY INVESTOR SHOULD KNOW

WHO MAY WANT TO INVEST IN THE DELPHI VALUE FUND

The fund may be appropriate for investors:

-        Seeking growth of capital.

-        With a long-term time horizon and no need for current income.

- Willing to accept stock market risk in exchange for the opportunity to achieve higher long-term returns.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Delphi Value Fund.

For year ended 12/31/02                              Retail      Institutional
                                                     Class           Class

Shareholder fees (fees paid directly from your
  investment)
Maximum sales charge (load) imposed on purchases      None            None
Maximum deferred sales charge (load)                  None            None
Redemption fee or exchange fee                        None            None

Annual fund operating expenses (expenses that are deducted from fund assets)
Management fees                                       1.00%           1.00%
Distribution (12b-1) and/or service fees              0.25%           None
Other expenses                                        0.39%           0.34%
Total annual fund operating expenses                  1.64%           1.34%


Each class of the fund has a voluntary expense limitation of 1.75% for the Retail Class and 1.50% for the Institutional Class which may be terminated at the discretion of the Adviser. For the year ended December 31, 2002, the total annual fund operating expenses of both the Retail Class and Institutional Class were under the limitation.


The example assumes that

-        You invest $10,000 in the fund for the time periods indicated;
-        Your investment has a 5% return each year;
-        The fund's gross operating expenses remain the same; and
-        You redeem your investment at the end of each period.

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                       Retail Class            Institutional Class

1 year                     $167                      $136
3 years                    $517                      $425
5 years                    $892                      $734
10 years                 $1,944                    $1,613

MORE ABOUT THE FUND'S STRATEGIES AND INVESTMENTS

DEFENSIVE INVESTING

The fund may depart from its principal investment strategies by taking temporary defensive positions in debt securities in response to adverse market, economic or political conditions for up to 100% of the portfolio. These securities may be of any maturity or duration and may be issued by the U.S. Government or any of its agencies, foreign governments, supranational entities such as the World Bank and U.S. and foreign companies. Defensive investing may prevent the fund from achieving its goal of capital growth. The fund could give up potential gains and minimize losses while defensively invested.

THE FUND'S INVESTMENT GOAL

The board of trustees may change the fund's investment goal without obtaining the approval of the fund's shareholders. The fund might not succeed in achieving its goal.

                 THE FUND'S INVESTMENTS, ADVISER AND SUBADVISER

DERIVATIVE CONTRACTS

The fund may, but is not required to, use derivative contracts for any of the following purposes:

- To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing stock market prices or currency exchange rates.

- As a substitute for purchasing or selling securities or foreign currencies.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

ADDITIONAL INVESTMENT RISKS

The fund could lose money or underperform for the reasons listed in the "Factors Every Investor Should Know" section or for the following additional reasons:

- Small company risk - Securities of smaller companies may have more risks than those of larger companies - they may be more susceptible to market downturns and their prices may be more volatile.

- Interest rate risk - If interest rates go up, bond prices and the value of the fund's investments in fixed income securities go down.

- Credit risk - An issuer of a debt security or OTC derivative contract could default on its obligation to pay principal and interest, or a rating organization could downgrade the credit rating of the issuer.

- Leverage risk - If it enters into derivative contracts, the fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor investment decisions.

- Correlation risk - Changes in the value of the fund's derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

- Liquidity and valuation risks - Securities that were liquid when purchased by the fund may become temporarily illiquid and hard to value, especially in declining markets.

- Turnover risks - The fund may engage in active trading to achieve its investment strategies which may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. However, the fund anticipates an annual portfolio turnover rate of less than 50%.

Adviser: KOBREN INSIGHT MANAGEMENT, INC.

Kobren Insight Management, Inc. (KIM) is the adviser.


KIM, a registered investment adviser, was established in 1987. KIM currently manages over 800 client accounts with assets totaling approximately $600 million. KIM is also the investment adviser of Kobren Growth Fund.

Eric M. Kobren owns (or controls) all of the stock of KIM and of the fund's distributor. Mr. Kobren is also the principal shareholder of Mutual Fund Investors Association, Inc., the publisher of Fidelity Insight and FundsNet Insight reports. The fund has agreed to pay KIM a monthly advisory fee at the annual rate of 1.00% of the fund's average daily net assets. For the most recent fiscal year, the fund paid KIM an advisory fee of 1.00% of its average daily net assets.


Subadviser: DELPHI MANAGEMENT, INC.

KIM has engaged Delphi Management, Inc. (Delphi) as the fund's subadviser. Under the supervision of KIM and the board of trustees, Delphi makes the fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the fund's investments. Scott M. Black has been the fund's portfolio manager since the fund's inception in 1998. Mr. Black has been the president and controlling shareholder of Delphi since 1983. Since 1980, Delphi (and its predecessor firm) has limited its management services to institutional investors, including pensions, endowments and high net worth individuals. Delphi currently manages approximately $1.1 billion in assets. KIM is responsible for paying Delphi's subadvisory fee.

KIM has voluntarily agreed to cap the fund's total annual operating expenses of the retail class at no more than 1.75% annually of the fund's average daily net assets and of the institutional class at no more than 1.50%. This cap does not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses. This voluntary expense cap arrangement may be revoked at any time at the discretion of the Adviser.. The retail class of the fund will pay a portion of the fees associated with participation in various network programs.

DISTRIBUTION ARRANGEMENTS

The fund has adopted a plan under rule 12b-1 for the retail class shares of the fund. The plan allows the fund to use part of the fund's assets (up to 0.25% of its average daily net assets) for the sale and distribution of its shares, including advertising, marketing and other promotional activities. Because these fees are paid out of fund assets, over time these fees will increase the cost of your investment on an ongoing basis and may cost you more than paying other types of sales charges.

INVESTMENT AND ACCOUNT POLICIES

[sidebar]  The fund calculates its NAV every business day.

CALCULATION OF NET ASSET VALUE

The fund calculates the net asset value per share (NAV) for each class at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day. A business day is a weekday that is not a holiday listed in the Statement of Additional Information. If the New York Stock Exchange closes early, the time for calculating NAV and the deadlines for share transactions will be accelerated to the earlier closing times.

The fund's portfolio securities are valued on the basis of either market quotations or at fair value, which may include the use of pricing services. Fair value means estimating a security's value at other than the market quotation. Fair value pricing may cause the price used by the fund to be different than other funds' prices derived from market quotations.

PURCHASING FUND SHARES

Individuals, institutions, companies and fiduciaries may buy shares of the fund without a sales charge at the NAV next calculated after the order has been received in proper form.

CHOOSING A SHARE CLASS

The fund offers two share classes, each with its own expense structure. The retail class has a 12b-1, or marketing, fee. The fee allows the fund to pay for certain activities and expenses intended primarily to result in the sale of the retail class shares of the fund. The institutional class, available only to qualified investors, does not have a marketing fee, but has substantial initial and ongoing minimum investment levels.

TAX-DEFERRED RETIREMENT PLANS

Both traditional individual retirement accounts (IRA) and Roth individual retirement accounts are offered directly through Kobren Insight Funds. The following retirement plans are available through the mutual fund networks listed on page 8.

-        Keough plans for self-employed individuals.
-        SEP and SARSEP plans for corporations.
- Qualified pension and profit-sharing plans for employees, including 401(k) plans and 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations.

WIRE AND ACH TRANSFERS

The fund currently imposes no fee for wire and Automated Clearing House (ACH) transfers of purchase payments and redemption proceeds. However, the fund's custodian may charge a fee in the future.

TELEPHONE TRANSACTIONS

The fund has procedures designed to verify that telephone instructions are genuine. If it follows these procedures, it will not be liable for any losses caused by acting on unauthorized telephone instructions.

[the following section appears in a shaded box]

MINIMUM INVESTMENT AMOUNTS

The following minimum investment requirements apply to initial purchases:

TYPE OF ACCOUNT                        RETAIL                  INSTITUTIONAL

Regular Accounts                       $2,500                    $1 million
Individual retirement accounts         $2,000                    N/A
Through fund networks (see page 8)     $2,500                    $1 million

Subsequent Investments: There is a $500 minimum for retail class (no minimum for institutional class).

Institutional Class: The minimum investment requirement for the institutional class is $1 million. For investors purchasing through registered investment advisers, institutions such as trusts or foundations or other qualified investors purchasing through an omnibus account, shareholder purchases may be aggregated to meet this minimum. The minimum does not apply to employees of KIM and its affiliates and their immediate families, KIM clients and employees of Delphi and their immediate families and the board of trustees of Kobren Insight Funds.

Retail and Institutional Classes: You can get prospectuses, sales literature and applications from the fund's distributor at the address and telephone number listed on the back cover of this prospectus. The fund and its distributor may reject all or part of any order to buy fund shares. The fund may be closed to new investors, temporarily or permanently, without advance notice to investors. Fund officers have discretion to waive or reduce any of the minimum investment requirements.

                             HOW TO PURCHASE SHARES

Method of Purchase/Purchase Procedures

By Check

OPEN AN ACCOUNT

- To open an account and make an initial investment in retail class shares, send a minimum $2,500 check ($2,000 for IRAs) and account application to the address shown below. The initial minimum investment in institutional class shares is $1 million.

-        An account application is included with this prospectus.

ADD TO AN ACCOUNT

- Send a check ($500 minimum for retail class shares; no minimum for institutional class shares) with your account name and number to permit proper crediting. You can use the deposit slip attached to the bottom of all account statements.

- If you are adding to an IRA account, please provide the contribution year.

ALL PURCHASES

- Your checks should be drawn on a U.S. bank or savings institution and should be made payable to Kobren Insight Funds.

- If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses to the fund, its distributor or its transfer agent.

By Wire

OPEN AN ACCOUNT

- To purchase shares by wire, call customer service for instructions at the number shown below.

- Be prepared to give the name in which the account will be opened, the address, telephone number and taxpayer identification number for the account and the name of the bank that will wire the purchase payment.

- You will be assigned a new account number. You should write this number on and complete an account application, which must be sent promptly to the address shown below.

- Your purchase order will not take effect until both the wire and the purchase order are received by the fund.

You will be able to redeem shares of the fund, but not receive the proceeds, before the fund has received your completed account application form. Also, if a signed application form is not received within 60 days, your account will be subject to backup tax withholding.

ADD TO AN ACCOUNT

- When you purchase more shares by wire, provide your fund name, account name and account number to permit proper crediting.

- To receive timely credit, you must call and tell customer service that your bank is sending a wire.

By Automated Clearing House Transfer (ACH)

- If you want to purchase shares for non-retirement accounts via electronic funds transfer, check this option in section 5 of your application.

-        Call customer service before 4:00 p.m. eastern time.

By Automatic Investment Plan

- After your initial investment, you can make automatic monthly, quarterly or annual purchases (on the day you choose in advance) of $100 or more.

- To use this plan, complete sections 5 and 6 of the application. You can change the purchase amount or terminate the plan at any time by notifying the fund in writing.

Through Broker Dealers and Fund Networks

- Contact your broker or dealer to find out about its procedures for processing orders to purchase fund shares. Purchase orders received by your broker or dealer or its authorized designees before 4:00 p.m. eastern time on any business day receive that day's NAV. Your broker or dealer is responsible for promptly transmitting properly completed orders to the transfer agent.

- The fund's retail class may also be purchased with no transaction fee through the following fund networks (transaction fee applies to institutional class purchases) subject to the policies of such networks and any other fees disclosed to customers by such networks:

Fidelity Investments                        800-544-6666
Charles Schwab & Co., Inc.                  800-435-4000
TD Waterhouse Securities                    800-934-4448

Send mail to

Kobren Insight Funds
P.O. Box 5146
4400 Computer Drive
Westborough, MA 01581

Call

Customer Service
toll-free at
800-895-9936
Business Days: 9am - 8pm ET

                         HOW TO EXCHANGE/REDEEM SHARES

Method of Exchange/Exchange Procedures

All Exchanges

- You may exchange shares of the fund for shares of Kobren Growth Fund at the NAV of the fund next determined after receipt of your exchange request.

- Exchanges must meet the applicable minimum initial investment requirements for the acquired fund.

- To protect other shareholders of the fund, the fund may cancel the exchange privileges of any person that, in the opinion of the fund, is using market timing strategies or making more than four exchanges per owner or controlling person per calendar year. The fund may also close the accounts of shareholders whose exchange privilege has been cancelled.

- The fund's trustees may change or terminate the exchange privilege on 60 days' prior notice to shareholders.

By Mail

-        Send a written exchange request to the address shown below.

- Your request must state the number of shares or dollar amount to be exchanged, both funds' names and the applicable account numbers for both funds.

- The request must be signed exactly as your name appears on the account registration.

By Telephone

-        Call customer service at the toll-free number shown below.

- If you are unable to execute a telephone exchange (for example during times of unusual market activity), you should consider requesting an exchange by mail.

Method of Redemption/Redemption Procedures

By Mail

- You may redeem shares of the fund by sending a written redemption request to Kobren Insight Funds at the address shown below.

- Your request must state the number of shares or dollar amount to be redeemed and the applicable account number.

- The request must be signed exactly as your name appears on the account registration.

- If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by one of the eligible medallion programs listed under "Signature Guarantees" on page 10.

- If you want redemption proceeds deposited directly through an ACH transfer in the bank account or brokerage account designated on your account application, you should specify this in your written redemption request. Call customer service for more information about ACH transfers.

By Telephone

- To redeem by telephone, call customer service at the number shown below.

- You can request that redemption proceeds be deposited directly through an ACH transfer in the bank account or brokerage account designated on your account application.

Through Broker-Dealers and Fund Networks

- Contact your broker or dealer to find out about its procedures for processing orders to redeem fund shares. Redemption orders received by your broker or dealer or its authorized designee before 4:00 p.m. eastern time on any business day receive that day's NAV. Your broker or dealer is responsible for promptly transmitting properly completed orders to the transfer agent and may charge a transaction fee for this service.

Systematic Withdrawal Plan

- If shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount. There is no charge for this service.

-        Call customer service at the number shown below for more information.

Send mail to

Kobren Insight Funds
P.O. Box 5146
4400 Computer Drive
Westborough, MA 01581

Call

Customer Service
toll-free at
800-895-9936
Business Days: 9am - 8pm ET

                        INVESTMENT AND ACCOUNT POLICIES

REDEEMING FUND SHARES

[sidebar] You may redeem shares of the fund on any business day at the NAV next calculated after the receipt of your redemption request in proper form.

Redemption proceeds are usually sent on the business day after the effective date of a redemption. However, the payment of redemption proceeds for shares purchased by check will be delayed until after the check has cleared, which may take up to 15 days. Under unusual circumstances, the fund may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.

Redemption proceeds are paid by wire or, at your request, ACH transfer to the bank or brokerage account designated on your account application. If you have not designated an account or if is impossible or impractical to wire redemption proceeds, they will be sent by mail to your record address. You may change your designated account by sending to the address on the previous page a written request or supplemental telephone redemption authorization form (available from customer service) that has been signature guaranteed by an eligible medallion program.

CLOSING SUB-MINIMUM ACCOUNTS

The fund may close your retail class account if, for reasons other than market losses, the value of your shares falls below $1,000, or any other minimum set by the fund's trustees. The fund may convert your institutional class shares to retail class shares if the value of your account as a result of share redemptions falls below $250,000. After the fund notifies you of its intention to close your retail class account or convert your institutional shares, you will have 60 days to bring the account back to the minimum level.

SIGNATURE GUARANTEES

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Shareholders that are corporations, partnerships, trusts, estates or other organizations may be required to provide documents evidencing that a request to redeem shares or change a designated bank or brokerage account has been properly authorized.

DIVIDENDS, DISTRIBUTIONS AND TAXES

[sidebar] The fund declares and pays dividends according to the schedule on the right.

Redemptions and exchanges of fund shares are taxable events on which you may recognize capital gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash.

[sidebar] Dividends are paid in additional shares of the fund unless you elect to receive them in cash.

Type of Distribution      Declared and Paid   Federal Tax Status
--------------------      -----------------   ------------------

Dividends from net        Annually            Taxable as ordinary income.
investment income

Distributions of short-   Annually            Taxable as ordinary income.
term capital gain

Distributions of long-    Annually            Taxable as long-term capital gain.
term capital gain

You should generally avoid investing in the fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment.

You should consult your tax adviser about particular federal, state, local and other taxes that may apply to you.

Every January, the fund will send you information about the fund's dividends and distributions during the previous calendar year. Most of the fund's distributions are expected to be capital gains.

If you do not provide the fund with a correct taxpayer identification number and required certifications, you may be subject to federal backup withholding tax.

                                                       FINANCIAL HIGHLIGHTS

The financial highlights tables are to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report is included in the fund's annual report along with the fund's financial statements.
The annual report is available upon request and without charge.

Retail Class Shares:

                                                                                                                  For the Period
                                          For the Year       For the Year         For the Year    For the Year   December 23, 1998
                                             Ended              Ended                Ended            Ended       (commencement of
                                          December 31,        December 31,         December 31,    December 31,    operations) to
                                             2002                 2001                2000            1999        December 31, 1998
                                          -----------------------------------------------------------------------------------------
Net asset value - beginning of period      $13.18               $13.00              $11.19          $10.12             $10.00
Net investment income (loss) (f)            (0.02)               (0.02)              (0.01)          ---(d)(e)           0.01
Net realized and unrealized gain
  (loss) on investments                     (1.25)                0.27                1.94            1.14               0.11
                                           ------               ------              ------          ------             ------
Net increase (decrease) in net assets
  resulting from investment operations      (1.27)                0.25                1.93            1.14               0.12

Distributions from net investment income     --                   --                  --              -- (e)             --
Distributions from net realized gains on
  investments                                --                  (0.07)              (0.12)          (0.07)              --
                                           ------               ------              ------          ------             ------
Total distributions                          --                  (0.07)              (0.12)          (0.07)              --
Net asset value - end of period            $11.91               $13.18              $13.00          $11.19             $10.12
                                           ------               ------              ------          ------             ------
Total return (a)                            (9.64)%               1.90%              17.30%          11.30%              1.20% (c)
                                           ------               ------              ------          ------             ------

RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:

Net assets, end of period (in 000's)      $43,808              $44,744             $45,312         $31,055             $5,056
                                          -------              -------             -------         -------             ------
Ratio of net investment income/(loss) to
  average net assets (f)                    (0.13)%              (0.12)%             (0.12)%          0.00%              0.82% (b)
Ratio of operating expenses to average
  net assets before fees waived and/or
  expenses reimbursed by investment adviser
  and administrator                          1.63%                1.64%               1.71%           1.86%             10.91% (b)
Ratio of operating expenses to average
  net assets after waivers and/or expense
  reimbursements                             1.63%                1.64%               1.71%           1.75%              1.75% (b)
Portfolio turnover rate                       23%                   29%                 45%             17%                 0% (c)

----------------------------------------------------------------------------------------------------------------------------------
(a) Total return represents aggregate total return for the period indicated and would have been lower during periods in which fees were waived and expenses reimbursed and assumes reinvestment of all distributions.
(b) Annualized.
(c)  Not annualized.
(d) The selected per share data was calculated using the weighted average share method for the period. (e) The selected amounts are less than $0.005. (f) Net Investment income (loss) would have been lower during periods in which fees were waived and expenses reimbursed.



Institutional Class Shares:

                                                                                                                  For the Period
                                          For the Year       For the Year         For the Year    For the Year   December 23, 1998
                                             Ended              Ended                Ended            Ended       (commencement of
                                          December 31,        December 31,         December 31,    December 31,    operations) to
                                             2002                 2001                2000            1999        December 31, 1998
                                          -----------------------------------------------------------------------------------------
Net asset value - beginning of period      $13.26               $13.05              $11.20          $10.12             $10.00

Net investment income (e)                    0.02                 0.02                0.02            0.03 (d)           0.01
Net realized and unrealized gain (loss) on
  investments                               (1.26)                0.26                1.95            1.14               0.11
                                           ------               ------              ------          ------             ------
Net increase (decrease) in net assets
  resulting from investment operations      (1.24)                0.28                1.97            1.17               0.12

Distributions from net investment income     --                   --                  --             (0.02)            --
Distributions from net realized capital
  gains                                      --                  (0.07)              (0.12)          (0.07)            --
                                           ------               ------              ------          ------             ------
Total distributions                          --                  (0.07)              (0.12)          (0.09)              --

Net asset value - end of period            $12.02               $13.26              $13.05          $11.20             $10.12
                                           ------               ------              ------          ------             ------

Total return (a)                            (9.35)%               2.12%              17.64%          11.61%              1.20% (c)
                                           ------               ------              ------          ------             ------

RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:

Net assets, end of period (in 000's)      $33,596              $27,938             $23,956         $22,763               $272

Ratio of net investment income/(loss) to                        0.18%
  average net assets (e)                     0.17%                                    0.18%           0.25%              1.07% (b)
Ratio of operating expenses to average net
  assets before fees waived and/or expenses
  reimbursed by investment adviser and
  administrator                              1.33%                1.34%               1.41%           1.57%             10.66% (b)
Ratio of operating expenses to average net
  assets after waivers and/or expense
  reimbursements                              1.33%               1.34%               1.41%           1.50%              1.50% (b)
Portfolio turnover rate                       23%                   29%                 45%             17%                 0% (c)

----------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents aggregate total return for the period indicated and would have been lower during periods in which fees were waived and expenses reimbursed and assume reinvestment of all distributions.
(b) Annualized.
(c)  Not Annualized.
(d) The selected per share data was calculated using the weighted average share method for the period. (e) Net investment income would have been lower during the periods in which fees were waived and expenses reimbursed.



                                                                11

                              FOR MORE INFORMATION

For investors who want more information about Delphi Value Fund, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference.

Contacting Principal Distributor

Investors can get free copies of reports and SAI, request other information and discuss their questions about the fund by contacting the fund's principal distributor at:

         Address:          Kobren Insight Brokerage, Inc.
                           20 William Street, Suite 310
                           P.O. Box 9135
                           Wellesley Hills, MA 02481

         Phone:            800-456-2736
         E-mail:           kifcon@kobren.com
         Internet:         http://www.delphivalue.com

Contacting the SEC

Investors can review and copy the fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Investors can get text-only copies:

- For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009

-        Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No: 811-07813

INVESTMENT ADVISER
Kobren Insight Management, Inc.
20 William Street, P.O. Box 9135
Wellesley Hills, MA 02481
Toll-free: 800-456-2736

ADMINISTRATOR
PFPC Inc.

TRANSFER AGENT
PFPC Inc.
Toll-free: 800-895-9936

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

LEGAL COUNSEL
Hale and Dorr LLP

CUSTODIAN
Boston Safe Deposit & Trust Company

                              KOBREN INSIGHT FUNDS

                               KOBREN GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the prospectus of Kobren Insight Funds (the "Trust"), dated May 1, 2003. The Statement of Additional Information should be read in conjunction with the prospectus. The Fund's audited financial statements for the fiscal year ended December 31, 2002 are incorporated herein by reference to the Fund's Annual Report as filed with the Securities and Exchange Commission ("SEC"). The Trust's prospectus may be obtained by writing to the Trust at P.O. Box 5146, Westborough, Massachusetts 01581 or by telephoning the Trust toll free at 800-895-9936. Capitalized terms not otherwise defined herein have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                           Page

     I.    INVESTMENT OBJECTIVES AND POLICIES............................... 2
    II.    INVESTMENT RESTRICTIONS......................................... 14
   III.    MANAGEMENT OF THE TRUST AND THE FUND
           A.     Trustees and Officers.................................... 16
           B.     Control Persons and Principal Holders of Securities...... 20
           C.     Investment Adviser....................................... 21
           D.     Distributor.............................................. 21
           E.     Administrator, Transfer Agent and Dividend Paying Agent.. 22
           F.     Custodian, Counsel and Independent Accountants........... 22
    IV.    PURCHASE, REDEMPTION AND DETERMINATION
                  OF NET ASSET VALUE....................................... 23
     V.    IN-KIND REDEMPTIONS............................................. 23
    VI.    PORTFOLIO TRANSACTIONS.......................................... 23
   VII.    PERFORMANCE INFORMATION
           A.     Total Return............................................. 25
           B.     Non-Standardized Total Return............................ 26
           C.     Other Information Concerning Fund Performance............ 26
  VIII.    DIVIDENDS, DISTRIBUTIONS AND TAXES.............................. 30
    IX.    DESCRIPTION OF THE TRUST........................................ 34
     X.    ADDITIONAL INFORMATION.......................................... 35
    XI.    FINANCIAL STATEMENTS............................................ 35
           APPENDIX - RATINGS OF DEBT INSTRUMENTS......................... A-1

                      I. INVESTMENT OBJECTIVES AND POLICIES

         Kobren Insight Funds (the "Trust") is a no-load open-end, diversified investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated September 13, 1996. The Trust currently offers two separate series, each with different investment objectives. This Statement of Additional Information pertains only to Kobren Growth Fund (the "Fund"). The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies ("underlying funds" or "mutual funds").

          The Fund seeks long-term growth of capital without regard to current income and with a volatility level approximating that of the S&P 500 Index.

         The Fund will concentrate its investments in the shares of mutual funds. Mutual funds pool the investments of many investors and use professional management to select and purchase securities of different issuers for their portfolios. Some mutual funds invest in particular types of securities (i.e., equity or debt), some concentrate in certain industries, and others may invest in a variety of securities to achieve a particular type of return or tax result. Some of the underlying funds are, like the Fund, "open-end" funds and stand ready to redeem their shares. Any investment in a mutual fund involves risk. Even though the Fund may invest in a number of mutual funds, this investment strategy cannot eliminate investment risk. Investing in mutual funds through a fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. See "Fees and Expenses" and "Dividends, Distributions and Taxes" in the prospectus.

         The Fund, together with the other funds and any "affiliated persons" (as defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying mutual fund. Accordingly, when affiliated persons of Kobren Insight Management, Inc. ("KIM" or the "Adviser") hold shares of any of the underlying funds, the Fund's ability to invest fully in shares of such mutual funds is restricted, and the Adviser must then, in some instances, select alternative investments for the Fund that would not have been its first investment choice.

         The 1940 Act also provides that a mutual fund whose shares are purchased by a fund is obliged to redeem shares held by the fund only in an amount up to 1% of the underlying mutual fund's outstanding securities during any period of less than 30 days. Accordingly, because the Fund and its affiliates may together acquire up to 3% of an underlying fund's shares, a fund that has decided to sell its entire position in an underlying fund may need up to 90 days to completely implement this decision. In addition, shares held by a fund in excess of 1% of an underlying mutual fund's outstanding securities may be considered not readily marketable securities. Together with other illiquid securities, these mutual funds may not exceed 15% of net assets of the Fund. However, since the Fund has reserved the right to pay redemption requests in portfolio securities, these positions may be treated as liquid. These limitations are not fundamental and may therefore be changed by the Board of Trustees of the Trust without shareholder approval.

         Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold securities distributed by an underlying fund until such time as KIM determines it appropriate to dispose of such securities. Such disposition will impose additional costs on the Fund.

INDUSTRY CONCENTRATION. An underlying fund may concentrate its investments within one industry. Since the investment alternatives within an industry are limited, the value of the shares of such a fund may be subject to greater market fluctuation than an investment in a fund that invests in a broader range of securities.

         Investment decisions by the investment advisers of the underlying funds are made independently of the Fund and the Adviser. At any particular time, one underlying fund may be purchasing shares of an issuer whose shares are being sold by another underlying fund. As a result, the Fund would incur indirectly certain transaction costs without accomplishing any investment purpose. The Fund limits its investments in underlying funds to mutual funds whose shares the Fund may purchase without the imposition of an initial sales load. The underlying funds may incur distribution expenses in the form of Rule 12b-1 fees. An investor could invest directly in the underlying funds. By investing in mutual funds indirectly through the Fund, the investor bears not only his or her proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds. An investor may indirectly bear expenses paid by underlying funds related to the distribution of such mutual funds' shares. As a result of the Fund's policies of investing in other mutual funds, an investor may receive taxable capital gains distributions to a greater extent than would be the case if he or she invested directly in the underlying funds. See "Dividends, Distributions and Taxes" below.

         The types of securities that may be acquired by the Fund and the underlying funds and the various investment techniques which either may employ, including the risks associated with these investments, are described below.

FOREIGN SECURITIES. The Fund or an underlying fund may invest a portion of its assets in securities of foreign issuers. These investments may be in the form of American Depositary Receipts ("ADRs") or similar securities representing interests in an underlying foreign security. ADRs are not necessarily denominated in the same currency as the underlying foreign securities. If an ADR is not sponsored by the issuer of the underlying foreign security, the institution issuing the ADR may have reduced access to information about the issuer.

         Investments in foreign securities involve special risks and considerations that are not present when a fund invests in domestic securities. These risks include less publicly-available financial and other information about foreign companies; less rigorous securities regulation; the potential imposition of currency controls, foreign withholding and other taxes; and war, expropriation or other adverse governmental actions. Foreign equity markets may be less liquid than United States markets and may be subject to delays in the settlement of portfolio transactions. Brokerage commissions and other transaction costs in foreign markets tend to be higher than in the United States. The value of foreign securities denominated in a foreign currency will vary in accordance with changes in currency exchange rates, which can be very volatile. In addition, the value of foreign fixed income investments will fluctuate in response to changes in U.S. and foreign interest rates.

EXCHANGE RATES. Since the Fund or an underlying fund may purchase securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of the assets from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to the investor by a mutual fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Fund or an underlying fund may seek to protect itself against the adverse effects of currency exchange rate fluctuations by entering into currency-forward, futures, options or swaps contracts. Hedging transactions will not, however, always be fully effective in protecting against adverse exchange rate fluctuations. Furthermore, hedging transactions involve transaction costs and the risk that the Fund or the underlying fund will lose money, either because exchange rates move in an unexpected direction, because another party to a hedging contract defaults, or for other reasons.

EXCHANGE CONTROLS. The value of foreign investments and the investment income derived from them may also be affected (either favorably or unfavorably) by exchange control regulations. It is expected that the Fund or an underlying fund will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment. However, there is no assurance that currency controls will not be imposed after the time of investment.

LIMITATIONS OF FOREIGN MARKETS. There is often less information publicly available about a foreign issuer than about a U.S. issuer. Foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses, and other fees are also generally higher than for securities traded in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of domestic investments. A delay in settlement could hinder the ability of the Fund or an underlying fund to take advantage of changing market conditions, with a possible adverse effect on net asset value. There may also be difficulties in enforcing legal rights outside the United States.

FOREIGN LAWS, REGULATIONS AND ECONOMIES. There may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's or an underlying fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund or an underlying fund's ability to invest in securities of certain issuers located in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, inflation rate, capital reinvestment, resource self-sufficiency and balance of payment positions.

FOREIGN TAX CONSIDERATIONS. Income (possibly including, in some cases, capital gains) received by the Fund or an underlying fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Any such taxes paid by a fund will reduce the net income of a fund available for distribution. Special tax considerations apply to foreign securities.

EMERGING MARKETS. Risks may be intensified in the case of investments by the Fund or an underlying fund in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in more developed nations, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in emerging market countries may have limited marketability and may be subject to more abrupt or erratic price movements. Debt obligations of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

FOREIGN CURRENCY TRANSACTIONS. The Fund or an underlying fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, the Fund could, at the time it enters into a contract to acquire a foreign security for a specified amount of currency, purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the Fund could enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the particular foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received (usually 3 to 14 days). These contracts are traded in the interbank market between currency traders (usually large commercial banks and other financial institutions) and their customers. A forward contract usually has no deposit requirement and no commissions are charged for trades. While forward contracts tend to minimize the risk of loss due to a decline in the value of the currency involved, they also tend to limit any potential gain that might result if the value of such currency were to increase during the contract period.

PORTFOLIO SECURITIES LOANS. The Fund or an underlying fund may lend its portfolio securities as long as: (1) the loan is continuously secured by collateral consisting of U.S. government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund or the underlying fund may at any time call the loan and obtain the securities loaned; (3) the Fund or the underlying fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the securities loaned will not at any time exceed one-third of the total assets of the Fund or the underlying fund. The Fund may pay reasonable fees in connection with securities loans. KIM will evaluate the credit-worthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers from the Trust. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases, the loss of rights in the collateral if the borrower fails.

SHORT SALES. The Fund or an underlying fund may sell securities short. In a short sale the Fund sells stock it does not own and makes delivery with securities "borrowed" from a broker. The Fund then becomes obligated to replace the security borrowed by purchasing it at the market-price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is obligated to pay to the lender any dividends or interest accruing during the period of the loan. In order to borrow the security, the Fund may be required to pay a premium that would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         When it engages in short sales, the Fund or an underlying fund must also deposit in a segregated account an amount of cash or liquid securities equal to the difference between (1) the market value of the securities sold short and (2) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain daily the segregated account at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short.

         The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between such dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

SHORT SALES "AGAINST THE BOX". A short sale is "against the box" if at all times when the short position is open the Fund or an underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. The extent to which such a transaction may be used to defer a gain for federal income tax purposes was significantly curtailed by federal tax legislation enacted in 1997.

FUTURES, OPTIONS, SWAPS AND CURRENCY CONTRACTS

FUTURES, OPTIONS, SWAPS AND CURRENCY CONTRACTS AND THEIR RISKS. Any transactions in derivative contracts involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, interest rates or currency exchange rates. The Fund incurs liability to a counterparty in connection with transactions in futures contracts, swaps and forward contracts and the selling of options, caps, floors and collars. As a result, the loss on these derivative contracts may exceed the Fund's initial investment. The Fund may also lose the entire premium paid for purchased options, caps, floors and collars that expire before they can be profitably exercised by the Fund. In addition, the Fund incurs transaction costs in opening and closing positions in derivative contracts.

         Derivative contracts may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage magnifies the price volatility of derivative contracts held by the Fund. The Fund may cover, or partially offset, the leverage inherent in derivative contracts by maintaining a segregated account consisting of cash and liquid securities, by holding offsetting portfolio securities or contracts or by covering written options.

         The Fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract, and the Fund's portfolio assets.

         During periods of extreme market volatility, a commodity or options exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. Some over-the-counter options may be illiquid, while others may be determined to be liquid in accordance with procedures established by the Trustees. The Fund's ability to terminate over-the-counter options, swaps, caps, floors, collars and forward contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative contracts, the only source of price quotations may be the selling dealer or counterparty.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCY. The Fund or underlying fund in its portfolio may purchase and write (sell) call and put options on any securities in which it may invest, any securities index based on securities in which it may invest or any currency in which Fund investments may be denominated. These options may be listed on U.S. or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

WRITING COVERED OPTIONS. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

         All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

         The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under an over-the-counter option may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as "closing purchase transactions."

PURCHASING OPTIONS. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

         The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

         The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

         The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which these options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Fund's adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in these transactions will not fulfill their obligations. The Adviser will determine the liquidity of the Fund's over-the-counter options in accordance with guidelines adopted by the Trustees.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the ability of the Fund's Adviser to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund or underlying fund in its portfolio may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

HEDGING AND OTHER STRATEGIES. Hedging is an attempt to establish the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on these currencies.

         The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

         If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into these futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of these futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

         When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that these closing transactions can be effected. The Fund's ability to establish and close out positions on these options will be subject to the development and maintenance of a liquid market.

OTHER CONSIDERATIONS. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of the Fund's hedging intent, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund must have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

         To the extent that the Fund engages in non-hedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these non-hedging positions may not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which these options were in-the-money at the time of purchase.

         Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of these contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

         Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position to be hedged, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of these securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including certain restricted and private placement securities. It may be difficult to dispose of illiquid securities quickly or at a price that fully reflects their fair value. Restricted securities that are eligible for resale in reliance on Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and commercial paper offered under Section 4(2) of the 1933 Act are not subject to the Fund's 15% limit on illiquid investments, if they are determined to be liquid.

         An underlying fund whose shares are held by the Fund is obligated to redeem these shares only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Accordingly, because the Fund and its affiliates may together acquire up to 3% of an underlying fund's shares, the Fund that has decided to sell its entire position in an underlying fund may need up to 90 days to completely implement this decision. In addition, the Fund's holdings of underlying fund shares representing more than 1% of the underlying fund's outstanding securities may be subject to the 15% limitation on illiquid investments. However, the Fund has reserved the right to pay redemption requests in portfolio securities and therefore, these positions may be treated as liquid.

         An underlying fund may elect to pay the proceeds of a redemption by the Fund through a distribution in kind of portfolio securities, instead of cash. If the Fund receives securities that are not considered by KIM to be desirable investments, the Fund will incur additional transaction costs in disposing of the securities.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND LEVERAGE. An underlying fund in the Fund's portfolio may borrow money from banks or through reverse repurchase agreements for emergency and/or leverage purposes. Using the cash proceeds of reverse repurchase agreements to finance the purchase of additional investments is a form of leverage. Leverage magnifies the sensitivity of the Fund's net asset value to changes in the market prices of the Fund's portfolio securities. However, the Fund will borrow solely for temporary or emergency (and not for leverage) purposes. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Fund's total assets.

         Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings in order to restore such coverage if it should decline to less than 300% due to market fluctuation or otherwise. Such sale must occur even if disadvantageous from an investment point of view. Leveraging aggregates the effect of any increase or decrease in the value of portfolio securities on the underlying fund's net asset value. In addition, money borrowed is subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income and gains from the securities purchased with borrowed funds.

DEFENSIVE INVESTING. For temporary defensive purposes under abnormal market conditions, Kobren Growth Fund may hold or invest up to 100% of total assets in cash, investment grade fixed income securities, repurchase agreements and/or money market fund shares.

FIXED INCOME SECURITIES

FIXED INCOME SECURITIES. The value of fixed income securities, including U.S. government securities, varies inversely with changes in interest rates. When interest rates decline, the value of fixed income securities tends to rise. When interest rates rise, the value of fixed income securities tends to decline. The market prices of zero coupon, delayed coupon and payment-in-kind securities are affected to a greater extent by interest rate changes and tend to be more volatile than the market prices of securities providing for regular cash interest payments.

         In addition, fixed income securities are subject to the risk that the issuer may default on its obligation to pay principal and interest. The value of fixed income securities may also be reduced by the actual or perceived deterioration in an issuer's credit-worthiness, including credit rating downgrades.

         Fixed income securities may be subject to both call (prepayment) risk and extension risk. Call risk is the risk that an issuer of a security will exercise its right to pay principal on an obligation earlier than scheduled. Early principal payments tend to be made during periods of declining interest rates. This forces the affected fund to reinvest the unanticipated cash flow in lower yielding securities. Extension risk is the risk that an issuer will exercise its right to pay principal later than scheduled. This typically happens during periods of rising interest rates and prevents the affected fund from reinvesting in higher yielding securities. Unscheduled principal prepayments and delays in payment can both reduce the value of an affected security. Unlike most conventional fixed income securities, mortgage-backed and asset-backed securities are generally subject to both call (prepayment) risk and extension risk.

MONEY MARKET INSTRUMENTS. The Fund may invest up to 35% of its total assets directly in money market instruments. Money market instruments in which the Fund may invest include obligations issued or guaranteed by the United States government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by or maintained at U.S. and foreign banks; and commercial paper.

MASTER DEMAND NOTES. An underlying fund (particularly an underlying money market fund) may invest up to 100% of its assets in master demand notes. These are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a mutual fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the mutual fund and the issuing corporation. Because master demand notes are direct arrangements between the mutual fund and the issuing corporation, there is no secondary market for the notes. The notes are, however, redeemable at face value plus accrued interest at any time.

REPURCHASE AGREEMENTS. The Fund (and the underlying funds in its portfolio) may, to the extent permitted by its investment policies, enter into repurchase agreements. A repurchase agreement consists of the sale to the Fund of a U.S. government security or other debt obligation together with an agreement to have the selling counterparty repurchase the security at a specified future date and repurchase price. If a repurchase agreement counterparty defaults on its repurchase obligation, the Fund may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral, which could result in a loss to the Fund.

HIGH YIELD SECURITIES AND THEIR RISKS. The Fund will not invest directly more than 35% of its total assets in high yield, high-risk, lower-rated securities, commonly known as "junk bonds." Junk bonds are securities rated below the top four bond rating categories of Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or another nationally recognized statistical rating organization or, if unrated, determined by the investment adviser to be of comparable credit quality. The Fund's investment in such securities is subject to the risk factors outlined below.

GROWTH OF THE HIGH YIELD BOND MARKET. The high yield, high risk market is at times subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on the high yield, high risk securities in the Fund's portfolio and their markets, as well as on the ability of securities' issuers to repay principal and interest. Issuers of high yield, high risk securities may be of low credit-worthiness and the high yield, high risk securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates, the issuers of high yield, high risk securities may have greater potential for insolvency and a higher incidence of high yield, high risk bond defaults may be experienced.

SENSITIVITY OF INTEREST RATE AND ECONOMIC CHANGES. The prices of high yield, high risk securities may be more or less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield, high risk security owned by an underlying fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield, high risk securities and the Fund's net asset value. Yields on high yield, high risk securities will fluctuate over time. Furthermore, in the case of high yield, high risk securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than market prices of securities which pay interest periodically and in cash.

PAYMENT EXPECTATIONS. Certain securities held by the Fund or an underlying fund, including high yield, high risk securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield, high risk security's value will decrease in a rising interest rate market.

LIQUIDITY AND VALUATION. The secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, making it more difficult for the Fund or an underlying fund to accurately value high yield, high risk securities or dispose of them. To the extent the Fund owns or may acquire illiquid or restricted high yield, high risk securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

TAXATION. Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities or other securities that have "original issue discount." The Fund will report the accrued interest on these securities as income each year even though it receives no cash interest until the security's maturity or payment date. Further, the Fund must distribute substantially all of its income for each year to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing the cash to satisfy distribution requirements.

CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield, high risk securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Adviser to the Fund or an underlying fund must monitor the issuers of high yield, high risk securities in the Fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities' liquidity so the Fund can meet redemption requests. To the extent that an underlying fund invests in high yield, high risk securities, the achievement of the Fund's investment objective may be more dependent on the underlying fund's own credit analysis than is the case for higher quality bonds. The Fund or an underlying fund may retain a portfolio security whose rating has been changed. See "Appendix" for credit rating information.

MORTGAGE-BACKED, ASSET-BACKED, INDEXED AND DERIVATIVE SECURITIES. The Fund (and the underlying funds in its portfolio) may invest in mortgage-backed, asset-backed and indexed securities. Some of these securities are considered to be derivative securities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgages. They may be issued by agencies or instrumentalities of the U.S. government or may be privately issued. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

         The Fund's investments in mortgage-backed securities may include conventional mortgage pass through securities, stripped mortgage-backed securities ("SMBS") and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Examples of SMBS include interest only ("IO") and principal only ("PO") securities. Senior CMO classes typically have priority over less senior and residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which the Fund may invest include sequential and parallel pay CMOs, including planned amortization class securities ("PACs").

         The principal and interest on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities generally are not collateralized as securely as mortgage-backed securities.

         The Fund may invest in floating rate and other indexed securities. The interest rate and/or the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, currency rates or other reference prices. In addition, changes in the amount payable on a leveraged indexed security may be a multiple of changes in the reference rate or price. Examples of indexed securities include IOs, POs, inverse floaters, inverse IOs, super floaters, capped floaters, range floaters, dual index or yield curve floaters and Cost of Funds Index ("COFI") floaters.

         Mortgage-backed, asset-backed and indexed securities are subject to different combinations of call (prepayment), extension, interest-rate and other market risks. These risks and the price volatility of a security are magnified to the extent that a security has imbedded leverage. Under adverse market conditions, any of these risks could lead to a decline in the yield on or market value of these securities. In addition, these securities can at times be difficult to price accurately or to liquidate at a fair price.

         Conventional mortgage-backed securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs and other senior classes of sequential and parallel pay CMOs usually involve less exposure to prepayment, extension and interest-rate risk than other mortgage-based securities, provided that prepayment rates stay within expected prepayment ranges or collars. Call or prepayment risk is the risk primarily associated with mortgage IOs and superfloaters. Mortgage POs, inverse IOs, inverse floaters, capped floaters and COFI floaters are especially susceptible to extension and interest rate risk. Range floaters are subject to the risk that a designated interest rate will float outside the specified interest rate collar. Dual index floaters are subject to depreciation if there is an unfavorable change in the spread between two designated interest rates.

REITS. Real estate investment Trusts (REITs) are companies that invest directly in real estate or in real estate mortgages. Investing in REITs would expose the Fund to the special risks of the real estate and mortgage sectors. These risks include possible downturns in the real estate market, overbuilding, high vacancy rates, reduced or regulated rents, increases in interest rates, unexpected changes in prepayment rates for real estate mortgages, adverse governmental actions, environmental liabilities and natural disasters.

                           II. INVESTMENT RESTRICTIONS

         FUNDAMENTAL INVESTMENT POLICIES. The Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. These fundamental policies provide that the Fund may not:

         1. Invest 25% or more of its total assets in securities of issuers in any one industry (securities issued or guaranteed by the United States government, its agencies or instrumentalities are not considered to represent industries) or in shares of underlying funds ("sector funds") that each have a policy of concentrating in the same industry. This limitation does not apply to underlying funds that have a policy against concentrating in any one industry and does not preclude the Fund from investing 25% or more of its assets in sector funds generally, provided that cumulative investments in sector funds that all concentrate as a matter of policy in the same industry do not equal or exceed 25% of the Fund's total assets. The Fund will concentrate in the mutual fund industry.

         2. Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

         3. Make loans of securities to other persons, except loans of securities not exceeding 33 1/3% of the Fund's total assets, investments in debt obligations and transactions in repurchase agreements.

         4. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

         5. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment Trusts) that invest in real estate or interests therein and real estate acquired as a result of owning securities.

         6. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and securities indices; and swaps, caps, floors and collars, as permitted by the Fund's prospectus.

         The 1940 Act currently prohibits the Fund from issuing senior securities or borrowing money. However, the Fund may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). If borrowings exceed this one-third limitation, for any reason, the Fund must reduce the amount of its borrowings to not more than one-third of total assets within three business days.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not:

         1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the United States government, its agencies or instrumentalities, or (2) securities of other investment companies.

         2. Invest more than 15% of its net assets (taken at market value at the time of purchase) in illiquid securities.

         3. Make investments for the purpose of exercising control or management.

         4. Invest in other investment companies except as permitted under the 1940 Act.

         The mutual funds in which the Fund may invest may, but need not, have the same investment objectives or policies as the Fund. Although the Fund may from time to time invest in shares of the same underlying mutual fund, the percentage of the Fund's assets so invested may vary, and KIM will determine that such investments are consistent with the investment objective and policies of the Fund. The investments that may, in general, be made by underlying funds in which the Fund may invest, as well as the risks associated with such investments, are described in the prospectus.

                    III. MANAGEMENT OF THE TRUST AND THE FUND

A.  TRUSTEES AND OFFICERS
Information pertaining to the Trustees and officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------- -------------- ---------------------------------------------------------------------------
                                                                                    NUMBER OF         OTHER
NAME, ADDRESS, AGE       TERM OF                                                  PORTFOLIOS IN   TRUSTEESHIPS/
AND                    OFFICE AND              PRINCIPAL OCCUPATION(S)             FUND COMPLEX   DIRECTORSHIPS
POSITION(S) WITH        LENGTH OF                DURING PAST 5 YEARS               OVERSEEN BY       HELD BY
TRUST                 TIME SERVED(1)                                                TRUSTEE         TRUSTEE
----------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------
Edward B. Bloom          6 years     Chief Financial Officer and Treasurer of           2
c/o 20 William                       International Data Group Inc., a                                 None
Street, Suite 310                    publishing company.
Wellesley Hills, MA
02481
Age: 53, Trustee
---------------------------------------------------------------------------------------------------------------
Arthur Dubroff           6 years     Chief Financial Officer of Net2Phone, Inc.         2            Virtual
c/o 20 William                       a provider of Voice over Internet Protocol                   Communities,
Street, Suite 310                    telephony services, from November 2002 to                        Inc.
Wellesley Hills, MA                  present; Chief Financial Officer of
02481                                Virtual Communities, Inc, a software
Age: 52, Trustee                     provider, from July 2000 to the present;
                                     Managing Principal of Turnberry
                                     Consulting, LLC from October 1999 to
                                     present; Executive V.P. and Chief
                                     Financial Officer of Enhance Financial
                                     Services Group, Inc. from July 1996 to
                                     September 1999.

--------------------- -------------- --------------------------------------------------------------------------
Robert I. Goldfarb       4 years     Counsel to Andrx Corporation since March           2             None
c/o 20 William                       2000; Partner at Hughes Hubbard & Reed
Street, Suite 310                    LLP, a law firm, and associated with the
Wellesley Hills, MA                  firm from July 1989 through July 2000.
02481
Age: 47, Trustee

----------------------------------------------------------------------------------------------------------------
Stuart J. Novick         6 years     Senior Vice President and General Counsel          2             None
c/o 20 William                       of Children's Hospital Boston since April
Street, Suite 310                    1997; Vice President and General Counsel
Wellesley Hills, MA                  of Children's Hospital Boston from April
02481                                1986 to April 1997.
Age: 53, Trustee
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                             INTERESTED TRUSTEES2
----------------------------------------------------------------------------------------------------------------
Eric M. Kobren           6 years     President of Mutual Fund Investors                 2             None
20 William Street,                   Association, Inc. since 1985; President of
Suite 310                            Kobren Insight Management, Inc. and Kobren
Wellesley Hills, MA                  Insight Brokerage, Inc. since 1987.  These
02481                                are a financial publishing concern, a
Age: 49                              registered investment advisory firm and a
Chairman and                         registered broker-dealer, respectively.
President                            Since 2001, Managing Member of Alumni
                                     Capital, LLC, a General Partner to a
                                     private investment partnership.

----------------------------------------------------------------------------------------------------------------
Michael P.               6 years     Retired. From December 1994 to June 1997,          2            PuraDYN
Castellano                           Chief Administrative Officer of Kobren                          Filter
c/o 20 William                       Insight Management, Inc. and a registered                    Technologies,
Street, Suite 310                    representative of Kobren Insight                                 Inc.;
Wellesley Hills, MA                  Brokerage, Inc.                                               ResortQuest
02481                                                                                             International,
Age: 61, Trustee                                                                                      Inc.


----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                        OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------

Eric J. Godes            6 years     Managing Director of Kobren Insight               N/A             N/A
20 William Street,                   Management, Inc. and Managing Director and
Suite 310                            a registered representative of Kobren
Wellesley Hills, MA                  Insight Brokerage, Inc. Since 2001,
02481                                Managing Director of Alumni Capital, LLC,
Age: 42                              a General Partner to a private investment
Chief Financial                      partnership.
Officer, Vice
President,
Treasurer, Secretary
----------------------------------------------------------------------------------------------------------------

1 Trustees serve for an indefinite term until the earliest of a Trustee's: (i) removal by a two-thirds vote of the Board of Trustees or shareholders, (ii) resignation, (iii) death, (iv) bankruptcy or (v) adjudicated incompetence.

2 "Interested person" of the Trust as defined in the 1940 Act. Messrs. Kobren and Castellano are each considered an "interested person" because of their affiliation with Kobren Insight Management, Inc. and Kobren Insight Brokerage, Inc., which acts as the Trust's investment adviser and distributor, respectively.

         The Board of Trustees has established an Audit Committee consisting of four members, including a Chairman of the Committee. The Audit Committee members are Messrs. Dubroff (Chairman), Bloom, Novick and Goldfarb, each a "non-interested person" of the Trust (the "Independent Trustees"). The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent auditors and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held one meeting during the fiscal year ended December 31, 2002.

         The Board of Trustees has also established a Pricing Committee consisting of two members, including a Chairman of the Committee. The Pricing Committee members are Messrs. Kobren (Chairman) and Castellano. The Pricing Committee is responsible for ensuring the fair valuation of the Fund's securities as may be necessary from time to time. The Pricing Committee held no meetings during the fiscal year ended December 31, 2002.

         Set forth in the table below is the dollar range of equity securities held in the Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each Trustee as of December 31, 2002.

---------------------------------------------------------------------------------------------------------------
                                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                       IN ALL REGISTERED INVESTMENT COMPANIES
NAME OF TRSTEE                 DOLLAR RANGE OF EQUITY SECURITIES    OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
                                          IN THE FUND                                COMPANIES
---------------------------------------------------------------------------------------------------------------
   Eric M. Kobren,
   Chairman of the Board,                Over $100,000                           Over $100,000
   President
---------------------------------------------------------------------------------------------------------------
   Michael P. Castellano                 Over $100,000                           Over $100,000
---------------------------------------------------------------------------------------------------------------
   Edward B. Bloom                       Over $100,000                           Over $100,000
---------------------------------------------------------------------------------------------------------------
   Arthur Dubroff                        None                                    Over $100,000
----------------------------------------------------------------------------------------------------------------
   Robert I. Goldfarb                    None                                    $50,001-$100,000
---------------------------------------------------------------------------------------------------------------
   Stuart J. Novick                     $10,001-$50,000                         $10,001-$50,000
---------------------------------------------------------------------------------------------------------------


         The Trustees who are not affiliated with KIM or Kobren Insight Brokerage, Inc. ("KIB") each receive from the Trust a $5,000 annual retainer paid in quarterly installments, a $1,000 fee for each board meeting attended and a $500 fee per committee meeting attended, plus reimbursement for out-of-pocket expenses incurred in attending such meetings. No officer or employee of KIM or any affiliate thereof receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

         The table below shows the total fees which were paid to each of the Independent Trustees during the fiscal year ended December 31, 2002.

                                  AGGREGATE            PENSION OR
                                 COMPENSATION     RETIREMENT BENEFITS    ESTIMATED ANNUAL     TOTAL COMPENSATION
                               RECEIVED FROM THE  ACCRUED (AS PART OF     BENEFITS UPON      FROM FUND AND FUND
      INDEPENDENT TRUSTEE           TRUST            FUND EXPENSES)         RETIREMENT             COMPLEX
      ----------------------------------------------------------------------------------------------------------

Edward B. Bloom                     $9,500                 --                   --                  $9,500
Arthur Dubroff                      $9,500                 --                   --                  $9,500
Robert I. Goldfarb                  $9,500                 --                   --                  $9,500
Stuart J. Novick                    $9,500                 --                   --                  $9,500



MATERIAL RELATIONSHIPS OF THE INDEPENDENT TRUSTEES

         For purposes of the statements below:

         o the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person.

         o an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person.

         o a related fund is an registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which KIM or any of its affiliates acts as investment adviser or for which KIB or any of its affiliates acts as principal underwriter. For example, the related funds of the Fund include all of the Kobren Insight Funds.

         As of December 31, 2002, none of the Independent Trustees, nor any member of their immediate families, except for Edward Bloom, Independent Trustee, beneficially own any securities issued by KIM or any other entity in a control relationship to KIM or KIB or any person in a control relationship to KIB. Mr. Bloom beneficially owns greater than $60,000 in Alumni Partners I LP, a limited partnership managed by Alumni Capital, LLC, which is an affiliated firm of KIM. During the calendar years 2001 and 2002, none of the Independent Trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in KIM or any other entity in a control relationship to KIM or KIB or any person that controls KIB. During the calendar years 2001 and 2002, none of the Independent Trustees, nor any member of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each a "Fund-related party"):

         o the Fund
         o an officer of the Fund
         o a related fund;
         o an officer of any related fund;
         o KIM;
         o KIB;
         o an officer of KIB;
         o any affiliate of KIM or KIB; or
         o an officer of any such affiliate.

         During the calendar years 2001 and 2002, none of the Independent Trustees, nor any members of their immediate families, had any relationship (the value of which exceeded $60,000) with any Fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment bonding services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting service.

         During the calendar years 2001 and 2002, Messrs. Bloom and Novick, both Independent Trustees, and Mr. Kobren, Chairman and President of the Trust and an interested Trustee, served as members of the board of directors of Mediregs, Inc., a publisher of medical regulations.

         None of the Trust's Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2001 and 2002, none of the Independent Trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of:

         o the Trust
         o an officer of the Trust
         o a related fund;
         o an officer of any related fund;
         o KIM;
         o KIB; or
         o any other entity in a control relationship to the Trust.


FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT.
-------------------------------------------------------------------------------

         The 1940 Act requires that the investment advisory agreement between KIM and the Trust on behalf of the Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. The agreement was most recently considered and approved at a meeting of the Board of Trustees called for that purpose on April 25, 2002. The Independent Trustees determined that the terms of the investment advisory agreement are fair and reasonable and approved of the investment advisory agreement as being in the best interests of the Fund. The Independent Trustees believe that the current investment advisory agreement enables the Fund to enjoy high quality investment advisory services at costs which they deem appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Independent Trustees met independently from the interested Trustees of the Trust and officers of KIM and its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Trust but have not engaged their own separate counsel.

         In evaluating the investment advisory agreement, the Independent Trustees reviewed and considered materials furnished by KIM (including the Fund's portfolio managers), including information regarding KIM, its affiliates and personnel, operations and financial condition. The Independent Trustees discussed with representatives of KIM the operations of the Trust and the capabilities of KIM to provide advisory and other services to the Trust. Among other information, the Independent Trustees reviewed information regarding:

         o the investment performance of the Fund;

         o the fees charged by KIM for investment advisory services, as well as other compensation received by KIB;

         o the projected total operating expenses of the Fund;

         o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;

         o the experience of the investment advisory and other personnel providing services to the Fund and the historical quality of the services provided by KIM; and

         o the profitability to KIM of managing the Fund.

         The Independent Trustees specifically considered the following as relevant to their recommendations, but did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered: (1) the favorable history, reputation, qualification and background of KIM, as well as the qualifications of its personnel and financial condition; (2) that the fee and expense ratios of the Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of the Fund since commencement of operations to comparable investment companies and unmanaged indices and whether the Fund has operated within its investment objective and its record of compliance with investment restrictions; (4) the favorable manner in which KIM supervises the Fund's business relations with its custodian, transfer agent and other service providers; and (5) other factors that the Independent Trustees deemed relevant. The Independent Trustees deemed each of these factors to be relevant to their consideration of the investment advisory agreement.

CODE OF ETHICS

         Additionally, the Trust, its investment adviser and principal underwriter have adopted codes of ethics (the "Codes of Ethics") under rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

B.   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of March 31, 2003, the following entities/individuals owned of record or beneficially 5% or more of the outstanding shares of the Fund:

                                                       KOBREN GROWTH FUND
                                                       ------------------

NAME AND ADDRESS                             % OF FUND       NATURE OF OWNERSHIP

National Financial Services Corporation        21.893             Record (a)
One World Financial Center
200 Liberty Street
New York, NY  10281

Eric M. Kobren                                  5.025             Beneficial
20 William Street, Suite 310
Wellesley Hills, MA 02481

--------------------------------------------------------------------------------
 (a) National Financial Services Corporation disclaims beneficial ownership and no one underlying shareholder owns beneficially more than 5% of the shares of the Fund.

         As of March 31, 2003, the Trustees and officers, except for Eric Kobren, as a group owned less than 1% of the outstanding shares of the Fund.

         The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust and its Funds. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

C.  INVESTMENT ADVISER

         KIM serves as investment adviser to the Fund pursuant to a written investment advisory agreement dated November 15, 1996, as amended (the "Investment Advisory Agreement"). KIM is a Massachusetts corporation organized in 1987, and is a registered investment adviser under the Investment Advisers Act of 1940.

         Certain services provided by KIM under the Investment Advisory Agreement are described in the prospectus. In addition to those services, KIM may, from time to time, provide the Fund with office space for managing its affairs, services of required executive personnel and certain clerical services and facilities. These services are provided without reimbursement by the Fund for any costs incurred. As compensation for its services, the Fund pays KIM a fee computed daily and paid monthly at the annual rate of 0.75% of the Fund's average daily net assets. This fee will be reduced by agreements the Fund has structured with underlying funds to receive Rule 12b-1 and service fees and to share in a portion of its advisory fee revenue.

         The investment advisory fees earned and waived by KIM for the Fund for the last three fiscal years, as well as any fees waived or expenses reimbursed, are set forth below.

 FISCAL YEAR ENDED    GROSS ADVISORY FEES     WAIVED FEES AND      NET ADVISORY FEES
    DECEMBER 31          EARNED BY KIM      REIMBURSED EXPENSES    AFTER FEE WAIVERS

    2002             $375,735              $108,246                    $267,489
    2001              452,786                45,600                     407,186
    2000              522,683                39,880                     482,803


-------------------------------------------------------------------------------
         The Fund is responsible for all expenses not expressly assumed by KIM or the administrator. These include, among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, registration fees under federal and state securities laws, brokerage commissions, interest, taxes and extraordinary expenses (such as for litigation).

         KIM has agreed to reimburse the Fund to the extent necessary to maintain the Fund's operating expenses (excluding investment advisory fees, brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) at 0.25% annually of the Fund's average daily net assets. This expense cap arrangement is voluntary and may be revoked at any time at the discretion of KIM.

         By its terms, the Investment Advisory Agreement will remain in effect from year to year, subject to annual approval by (a) a majority of the Board of Trustees, including a majority of Independent Trustees or, (b) a vote of the majority of the Fund's outstanding voting securities. In either event, continuance must also be approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Investment Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by KIM. The Investment Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

D.  DISTRIBUTOR

         Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481, serves as the Fund's distributor pursuant to a distribution agreement dated November 15, 1996, as amended to date (the "Distribution Agreement"). The Distribution Agreement is renewable annually, subject to the approval by a majority of the Board of Trustees, including a majority of Independent Trustees. The Fund's shares are sold on a continuous basis by KIB as agent, although KIB is not obligated to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Fund (excluding preparation and printing expenses necessary for the continued registration of the Fund's shares) and of preparing, printing and distributing all sales literature.

E.  ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND PAYING AGENT

         The Trust has entered into an administration agreement on behalf of the Fund with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., dated November 15, 1996, as amended to date (the "Administration Agreement"). The principal business address of PFPC is 4400 Computer Drive, Westborough, Massachusetts 01581. The administrative services necessary for the operation of the Trust and the Fund provided by PFPC include among other things:
(i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions and (iii) general supervision of the operation of the Trust and the Fund, including coordination of the services performed by the transfer agent, custodian, independent accountants, legal counsel and others.

         As compensation for services performed under the Administration Agreement, PFPC receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Fund (subject to a $69,525 annual minimum).

   PERCENTAGE                  AVERAGE DAILY NET ASSETS
     0.0675%                      Up to $100 million
     0.03%                   $100 million to $200 million
     0.02%                        Over $200 million

-------------------------------------------------------------------------------
For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the administrator was paid $67,500, $67,500 and $73,404, respectively, for administrative services.

         PFPC also serves as the Trust's transfer and dividend paying agent and performs shareholder service activities. The location for these services is 4400 Computer Drive, Westborough, Massachusetts 01581. The services of PFPC are provided pursuant to a Transfer Agency and Services Agreement between the Trust and PFPC dated November 15, 1996 (the "Transfer Agency and Services Agreement"). Pursuant to the Transfer Agency and Services Agreement, PFPC receives from the Trust, with respect to the Fund, an annual fee of $14 per shareholder account (subject to a $32,960 annual minimum). PFPC also receives reimbursement under the Transfer Agency and Services Agreement for certain out-of-pocket expenses incurred in rendering such services.

F.   CUSTODIAN, COUNSEL AND INDEPENDENT ACCOUNTANTS

         Pursuant to a Custody Agreement between the Trust and Boston Safe Deposit and Trust Company ("Boston Safe"), a subsidiary of Mellon Bank Corporation, Boston Safe provides custodial services to the Trust and the Fund. The principal business address of Boston Safe is One Boston Place, Boston, Massachusetts 02108.

         Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, is counsel for the Trust.

         PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02109, are the independent accountants of the Trust.

          IV. PURCHASE, REDEMPTION AND DETERMINATION OF NET ASSET VALUE

         Detailed information on purchase and redemption of shares is included in the prospectus. The Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days
(i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or
(iii) for such other periods as the SEC may permit for the protection of shareholders of the Trust.


The Fund's underlying funds are valued according to the net asset value per share ("NAV") furnished by that fund's accounting agent. The Fund's investment securities are valued at the last sale price or for securities traded on NASDAQ, the NASDAQ Official Closing Price, as applicable, on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Income, expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

         The Fund computes the NAV of its shares at the close of regular trading on the NYSE (normally 4:00 p.m. New York time) on each weekday that is not a holiday. The holidays (as observed) on which the NYSE is scheduled to be closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If the NYSE closes early, the time of computing the NAV and the deadlines for purchasing and redeeming shares will be accelerated to the earlier closing time. The NAV of the Fund's shares is determined by subtracting from the value of the Fund's total assets the amount of the Fund's liabilities and dividing the remainder by the number of outstanding Fund shares. Although the NAV will be calculated at the close of all regular trading days, the NAV reported to NASDAQ for distribution to news agencies will be delayed by one business day.

         Foreign securities in which the Fund or the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (i.e., Saturday). Accordingly, the net asset value of a Fund's or an underlying fund's portfolio may be significantly affected by such trading on days when KIM does not have access to the underlying funds and an investor does not have access to the Fund.

                             V. IN-KIND REDEMPTIONS

         If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, instead of in cash, in conformity with any applicable rules of the SEC. The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

                           VI. PORTFOLIO TRANSACTIONS

         KIM is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's portfolio business and negotiation of commissions, if any, paid on these transactions.

         In placing portfolio transactions with brokers and dealers, KIM attempts to obtain the best overall terms for the Fund, taking into account such factors as price (including dealer spread), the size, type and difficulty of the transaction involved, and the financial condition and execution capability of the broker or dealer. In selecting broker-dealers and to the extent that the execution and price offered by more than one dealer are comparable, KIM may consider research, including statistical or pricing information, and brokerage services furnished to the Fund or KIM. In addition, the Fund may pay brokerage commissions to brokers or dealers in excess of those otherwise available upon a determination that the commission is reasonable in relation to the value of the brokerage services provided, viewed in terms of either a specific transaction or overall brokerage services provided with respect to the Fund's portfolio transactions by such broker or dealer. KIM may use this research information in managing the Fund's assets, as well as assets of other clients.

         Stocks, other equity securities and options may be traded through brokers on an agency basis with a stated brokerage commission or on a principal basis in the over-the-counter market. Fixed income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer on principal transactions will generally include a "spread", which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at that time. Shares of underlying funds may be purchased or redeemed in transactions with the Fund, its principal underwriter or independent dealers. Certain money market instruments and government agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Futures contracts are traded on an agency basis with a futures commission merchant. Swaps and other over-the-counter contracts are traded directly with the counterparty, which is usually a dealer, a bank or other institution.

         Certain equity securities also may be traded in the over-the-counter market. Transactions in the over-the-counter market are generally effected as principal transactions with dealers. However, transactions in the over-the-counter market may also be effected as agency transactions, such as through an electronic communications network ("ECN") or alternative trading system ("ATS"). The costs of transactions in securities in the over-the-counter market, whether effected through dealers, ECNs, ATSs or otherwise, may include dealer spreads, brokerage commissions, commission equivalent charges or a combination thereof.

         Other investment advisory clients advised by KIM may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, KIM may average the transactions as to price and allocate the amount of available investments in a manner which KIM believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, KIM may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other funds or clients managed by it in order to obtain best execution.

         The Fund will arrange to be included within a class of investors entitled not to pay sales charges by purchasing initial load fund shares under letters of intent, rights of accumulation, cumulative purchase privileges and other quantity discount programs.

         The portfolio turnover rate for the Fund increased during the fiscal year ended December 31, 2002 due, in part, to the reorganization of Kobren Moderate Growth Fund into the Fund and increased shareholder redemptions. The portfolio turnover rate for the Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in the Fund's Prospectus.

                          VII. PERFORMANCE INFORMATION

A.  TOTAL RETURN

         The Fund may, from time to time, advertise certain total return information. The Fund's average annual total return, including average annual total return after taking into account taxes paid on distributions from the Fund and taxes paid upon the complete liquidation of the investment in the Fund, is calculated by finding the average annual compound rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations if shorter) that would equate the initial amount invested to the ending value according to the following formulas:

         Average annual return: P(1+T)n = ERV

         Average annual return after taxes on distributions: P(1+T1) n = ATVD

         Average annual return after taxes on distributions and redemptions:
           P(1+T2) n = ATVDR

         Where:

                  P = a hypothetical initial payment of $1,000.
                  T = average annual total return.
                  T1 = average annual total return (after taxes on
                       distributions).
                  T2 = average annual total return (after taxes
                       on distributions and redemptions).
                  n = number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

         ATVD = ending value of a hypothetical payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.

         ATVDR = ending value of a hypothetical payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions and redemptions.

         For average annual total return calculations which reflect the payment of taxes, the highest individual marginal federal income tax rates in effect on the date of reinvestment of the dividend is applied to each component of the distribution (e.g., ordinary income, short-term capital gain or long-term capital gain). No taxes are due on the portions of the distributions which are classified as exempt interest or which are non-taxable, such as returns of capital. When calculating taxes on redemptions, a complete redemption at the end of the 1-, 5- or 10-year periods is assumed and net redemption proceeds are determined by subtracting capital gains taxes resulting from the redemption and adding the benefits, if any, from capital losses resulting from the redemption. The highest federal individual capital gains rate for each type of gain (e.g., short-term or long-term) in effect on the date of the redemption is used to determine the net taxes due on the redemption. The applicable tax rates used for determining taxes on distributions and redemptions may vary over the measurement periods. State and local taxes are not considered in these calculations.

         The following table shows the Fund's average annual total return for the one-year, five-year and since inception periods ended December 31, 2002:

---------------------------------------------------------------------------------------------------------------
                                                        1 YEAR        5 YEAR         SINCE       INCEPTION
                                                                                   INCEPTION        DATE
---------------------------------------------------------------------------------------------------------------

KOBREN GROWTH FUND          Return before taxes        (11.26)%        1.43%         3.96%      12/16/96
---------------------------------------------------------------------------------------------------------------

                            Return after taxes on      (11.53)%        0.49%         3.01%
                            distributions
---------------------------------------------------------------------------------------------------------------

                            Return after taxes on      (6.92)%         1.17%         3.17%
                            distributions and sale
                            of Fund shares
----------------------------------------------------------------------------------------------------------------


B.  NON-STANDARDIZED TOTAL RETURN

         In addition to the performance information described above, the Fund may provide total return information for designated periods, such as for the most recent rolling six months or most recent rolling twelve months. The Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

C.  OTHER INFORMATION CONCERNING FUND PERFORMANCE

         The Fund may quote its performance in various ways, using various types of comparisons to market indices, other Funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

         The Fund may compare its performance over various periods to various indices or benchmarks or combinations of indices and benchmarks, including the performance record of the Standard & Poor's 500 Composite Stock Price Index ("S&P"), the Dow Jones Industrial Average ("DJIA"), the NASDAQ Industrial Index, the Ten Year Treasury Benchmark and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. Comparisons may also be made to yields on certificates of deposit, treasury instruments or money market instruments. The comparisons to the S&P and DJIA show how the Fund's total return compared to the record of a broad average of common stock prices (S&P) and a narrower set of stocks of major industrial companies (DJIA). The Fund may have the ability to invest in securities or underlying funds not included in either index, and its investment portfolio may or may not be similar in composition to the indices. Figures for the S&P and DJIA are based on the prices of unmanaged groups of stocks, and unlike the Fund's returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.

         Comparisons may be made on the basis of a hypothetical initial investment in the Fund (such as $1,000), and reflect the aggregate cost of reinvested dividends and capital gain distributions for the period covered (that is, their cash value at the time they were reinvested). Such comparisons may also reflect the change in value of such an investment assuming distributions are not reinvested. Tax consequences of different investments may not be factored into the figures presented.

         The Fund's performance may be compared in advertising to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives.

         Other groupings of funds prepared by Lipper Analytical Services, Inc. ("Lipper") and other organizations may also be used for comparison to the Funds. Although Lipper and other organizations such as Investment Company Data, Inc. ("ICD"), CDA Investment Technologies, Inc. ("CDA") and Morningstar Investors, Inc. ("Morningstar"), include Funds within various classifications based upon similarities in their investment objectives and policies, investors should be aware that these may differ significantly among funds within a grouping.

         From time to time a fund may publish the ranking of the performance of its shares by Morningstar, an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon the Fund's one-, three-, five- and ten-year average annual total returns (when available) and a risk adjustment factor that reflects fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

         From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper's "Lipper - Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on approximately 1,700 fixed income mutual funds in the United States. Ibbotson Associates, CDA Wiesenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit ("CD"), which differ from mutual funds, such as the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CDs, and the principal on a CD is insured. Comparisons may also be made to the 10-year Treasury Benchmark.

         Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, Barron's, etc. will also be used.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") and others provide historical returns of the capital markets in the United States. The Fund may compare its performance to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries. The Fund may discuss the performance of financial markets and indices over various time periods.

         The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors Small Company Fund. This Fund is a market value-weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over-the-counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

         Long-term corporate bond returns are based on the performance of the Salomon Brothers Long-Term High-Grade Corporate Bond Index which includes nearly all Aaa- and Aa-rated bonds. Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond which is the shortest noncallable bond available with a maturity not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest-term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street Journal is the source thereafter.

         Inflation rates are based on the CPI. Ibbotson calculates total returns in the same method as the Fund.

         Other widely used indices that the Fund may use for comparison purposes include the Lehman Bond Index, the Lehman Aggregate Bond Index, the Lehman GNMA Single Family Index, the Lehman Government/Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers Non-Government Bond Index, the Salomon Brothers Non-U.S. Government Bond Index, the Salomon Brothers World Government Bond Index and the J.P. Morgan Government Bond Index. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

         The Fund may also discuss in advertising the relative performance of various types of investment instruments, such as stocks, treasury securities and bonds, over various time periods and covering various holding periods. Such comparisons may compare these investment categories to each other or to changes in the CPI. In addition, the Fund may employ historical mutual fund performance data and industry asset allocation studies in its advertisements.

         The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

         The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually, compounded monthly, would have an after-tax value of $2,009 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,178 after ten years, assuming tax was deducted at a 31% rate from the deferred earnings at the end of the ten-year period.

         Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. These editorials or articles may include quotations of performance from other sources such as Lipper or Morningstar. Sources for Fund performance information and articles about the Fund may include the following:

BANXQUOTE, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOSTON GLOBE, a regional daily newspaper.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA INVESTMENT TECHNOLOGIES, INC., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

IBC/DONOGHUES' MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc. of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

IBBOTSON ASSOCIATES, INC., a company specializing in investment research and data.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance-ranking information for broad classes of mutual funds.

INVESTORS BUSINESS DAILY, a daily newspaper that features financial, economic, and business news.

KIPLINGER'S PERSONAL FINANCE, a monthly business publication.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MORNINGSTAR INVESTOR and MORNINGSTAR PRINCIPIA, monthly mutual fund reporting services.

MUTUAL FUND MAGAZINE, a monthly business magazine published by the Institute for Econometric Research.

MUTUAL FUND VALUES, a bi-weekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SMART MONEY, a Dow Jones & Company, Inc. monthly business magazine.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, a nationally distributed newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

THE WALL STREET JOURNAL, a Dow Jones & Company, Inc. newspaper which regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' background, management policies, salient features, management results, income and dividend records, and price ranges.

WORTH MAGAZINE, a monthly business publication.

         When comparing yield, total return and investment risk of shares of a fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

         The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions, purchases and sales of underlying funds, sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

                    VIII. DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS.

         The Fund intends to distribute dividends from its net investment income and make distributions of short-term and long-term capital gains (if any) at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the Fund making the distribution, unless the shareholder notifies the Fund in writing of his or her election to receive distributions in cash.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES. The Fund has elected, qualified and intends to continue to qualify as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any year in which the Fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gain over net long-term capital loss), and its net capital gain (the excess of net long-term capital gain over net short-term capital loss) the Fund will not be subject to federal income tax on the amounts distributed to shareholders in the manner required under the Code. The Fund would be taxed at regular corporate income tax rates on any amounts not distributed to shareholders in accordance with these requirements.

         Amounts not distributed on a timely basis in accordance with a separate calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its net ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains for the previous year that were not distributed during such year and on which the Fund has not paid income tax. A distribution will be treated as paid by the Fund, and taxable to shareholders as if received, on December 31 of the year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. The Fund intends to seek to distribute its income in accordance with this requirement to avoid or minimize any excise tax. Shortly after the end of each year, the Trust will notify shareholders of the federal tax status of dividends and distributions for that year.

         In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements.

         In order to satisfy its distribution requirements and avoid or minimize excise taxes, the Fund intends to distribute substantially all of its investment company taxable income, net tax-exempt interest (if any), and any net capital gain at least annually. As a consequence, substantially all income and capital gains received by the Fund from a mutual fund in the Fund's portfolio will be distributed to shareholders by the Fund (after deductions for the Fund's allowable losses and expenses) and will be taxable to shareholders as ordinary income, except for any distributions attributable to the Fund's net capital gain, which will be taxable to shareholders as long-term capital gains. Because the Fund is actively managed and may realize taxable net short-term capital gains by selling shares of a mutual fund in its portfolio with unrealized appreciation, or capital losses that might be disallowed under wash sale rules or recharacterized, investing in the Fund rather than directly in the underlying funds may result in increased tax liability to a shareholder since the Fund must distribute its net realized gains in accordance with the rules described above.

         For purposes of determining the character of income received by the Fund when an underlying fund distributes net capital gain to the Fund, the Fund will treat the distribution as a long-term capital gain, even if the Fund has held shares of the underlying fund for less than one year. Any loss incurred by the Fund on the redemption or other sale of such mutual fund's shares that have a tax holding period of six months or less, however, if it is not disallowed under wash sale rules, will be treated as a long-term capital loss to the extent of the gain distribution received on the shares disposed of by the Fund.

         Distributions of net capital gain received by the Fund from the underlying funds (as described above), as well as net capital gain realized by the Fund from the sale (or redemption) of mutual fund shares or other securities, after reduction for allowable capital losses, will be taxable to a shareholder as long-term capital gain (even if the shareholder has held the shares for less than one year).

         The tax treatment of distributions from the Fund is the same whether the distributions are received in additional shares or in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the amount of cash that could have been received instead.

         Investors should consider the adverse tax implications of buying Fund shares immediately before a dividend or capital gain distribution. Investors who purchase shares shortly before the record date for such a dividend or distribution will pay a per share price that includes the value of the anticipated dividend or distribution and will be taxed on it even though it economically represents a return of a portion of the amount paid to purchase the shares.

         On January 7, 2003 President Bush proposed an economic growth plan which contains a provision that would exclude from income dividends paid by corporations to the extent paid out of previously taxed corporate income. There can be no assurance as to whether such provision will be enacted into law or as to its scope if enacted and therefore its effect upon shareholders is uncertain at this time.

         Redemptions (including systematic withdrawals) and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions. If a shareholder who has received a capital gain distribution suffers a loss on the redemption or other sale of his or her Fund shares that have a tax holding period of six months or less, the loss on those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received on those shares. Also, any loss realized on a redemption or other sale of fund shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments.

         If the Fund acquires any equity interest (under future Treasury regulations generally to include not only stock but also an option to acquire stock such as inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available to ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         The Fund may be subject to foreign withholding or other foreign taxes imposed by foreign countries with respect to the Fund's investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to qualify to pass such taxes or associated foreign tax credits or deductions through to its shareholders, who consequently are not expected to take them into account on their own tax returns.

         Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, certain options and futures contracts relating to foreign currency, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities (or its option contracts or futures contracts with respect to stock or securities), may under future Treasury regulations have to be limited in order to enable the Fund to satisfy the 90% income test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

         Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options and futures contracts, foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the long-term or short-term character of some capital gains and losses realized by the Fund (or, in the case of certain foreign currency options, futures and forward contracts, may cause gains or losses to be treated as ordinary income or loss). The Fund may also be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Additionally, certain of the Fund's losses on transactions involving options, futures, forward contracts, and any offsetting or successor positions in its portfolio, may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to options, futures or forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to interest rate swaps, caps, floors and collars and currency swaps are unclear in certain respects, and the Fund may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments.

         Investments in debt obligations that are at risk of or are in default (i.e., junk bonds) present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund if it holds such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

         The Fund may invest in mutual funds with capital loss carryforwards. If such a mutual fund realizes capital gains, it will be able to offset the gains to the extent of its loss carryforwards in determining the amount of capital gains which must be distributed to shareholders. To the extent that gains are offset in this manner, distributions to the Fund and its shareholders will likely be reduced. Similarly, the Fund may incur net capital losses that it may carry forward for eight years following the year of a loss to offset capital gains it may realize in such years.

         Depending upon a shareholder's residence for tax purposes, distributions and the value of Fund shares may also be subject to state and local taxes, or other taxes. Shareholders should consult their own tax advisers regarding the tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         The Fund is generally required to withhold federal income tax at a rate of 30% ("backup withholding") from dividends and other distributions, including redemption proceeds, paid to individuals and other non-exempt shareholders if
(1) the shareholder fails to furnish the Trust with and to certify his or her correct social security number or other taxpayer identification number, (2) the Internal Revenue Service (the "IRS") or a broker notifies the Trust that the shareholder is subject to withholding or (3) the shareholder fails to certify that he or she is not subject to backup withholding.

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, Trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as individual retirement accounts or other retirement plans, tax-exempt entities, insurance companies and financial institutions.

         Non-U.S. investors not engaged in a U.S. trade or business with which their fund investment is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective Form W-8 is on file, 30% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the applicability of foreign taxes to an investment in the Fund.

         Provided that the Fund qualifies as a regulated investment company under the Code, the Fund will also not be required to pay Massachusetts income tax, corporate excise or franchise taxes.

                          IX. DESCRIPTION OF THE TRUST

         The Trust is an open-end, diversified series management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated September 13, 1996. The name of the Trust, formerly Insight Premier Funds, was changed to Kobren Insight Funds in November 1996 by amendment to the Declaration of Trust.

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest in an unlimited number of series, each share with a par value of $.001. Currently, the Trust consists of two series. Each share in a particular series represents an equal proportionate interest in that series with each other share of that series and is entitled to such dividends and distributions as are declared by the Trustees of the Trust. Upon any liquidation of a series, shareholders of that series are entitled to share pro rata in the net assets of that series available for distribution. Shareholders in one of the series have no interest in, or rights upon liquidation of, any of the other series.

         The Trust will normally not hold annual meetings of shareholders to elect Trustees. If less than a majority of the Trustees of the Trust holding office have been elected by shareholders, a meeting of shareholders of the Trust will be called to elect Trustees. Under the Declaration of Trust and the 1940 Act, the recordholders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with the Trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder held personally liable for obligations of the Trust and its Funds. Accordingly, the risk of a shareholder of the Trust incurring a financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The likelihood of such circumstances is remote.

ANTI-MONEY LAUNDERING LAWS

         The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

                            X. ADDITIONAL INFORMATION

         The prospectus and this statement of additional information do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act, with respect to the securities offered hereby. Certain portions of the registration statement have been omitted pursuant to the rules and regulations of the SEC. This registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained in the prospectus and this statement of additional information as to the contents of any agreement or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                            XI. FINANCIAL STATEMENTS

         The following financial statements for the fiscal year ended December 31, 2002, as well as the related Notes to Financial Statements and Report of Independent Accountants, are incorporated into this Statement of Additional Information by reference to the Trust's Annual Report for the fiscal year ended December 31, 2002: Portfolio of Investments at December 31, 2002; Statement of Assets and Liabilities at December 31, 2002; Statement of Operations for the fiscal year ended December 31, 2002; and Statements of Changes in Net Assets for the fiscal years ended December 31, 2002 and 2001.

                                    APPENDIX

                                RATED INVESTMENTS

CORPORATE BONDS

Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

"Aaa":        Bonds that are rated "Aaa" are judged to be of the best quality.
              They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

"Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba":         Bonds that are rated "Ba" are judged to have speculative elements;
              their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

"AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

 "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

"A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB," "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

COMMERCIAL PAPER

The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

COMMERCIAL PAPER

Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

MOODY'S: The rating "Prime-1" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted "A-1+."

                              KOBREN INSIGHT FUNDS

                                DELPHI VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the prospectus of Delphi Value Fund (the "Fund"), a series of Kobren Insight Funds (the "Trust"), dated May 1, 2003. The Statement of Additional Information should be read in conjunction with the Fund's prospectus. The Fund's audited financial statements for the fiscal year ended December 31, 2002 are incorporated herein by reference to the Fund's Annual Report as filed with the Securities and Exchange Commission ("SEC"). The Fund's prospectus may be obtained by writing to the Trust at P.O. Box 5146, Westborough, Massachusetts 01581 or by telephoning the Trust toll free at 800-895-9936. Terms not otherwise defined herein have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                           Page

     I.    INVESTMENT OBJECTIVE AND POLICIES..................................2
    II.    INVESTMENT RESTRICTIONS...........................................12
   III.    MANAGEMENT OF THE TRUST AND THE FUND
           A.     Trustees and Officers......................................14
           B.     Control Persons and Principal Holders of Securities........18
           C.     Investment Adviser.........................................19
           D.     Subadviser.................................................20
           E.     Distribution...............................................20
           F.     Administrator, Transfer Agent and Dividend Paying Agent....21
           G.     Custodian, Counsel and Independent Accountants.............22
    IV.    PURCHASE, REDEMPTION AND DETERMINATION
                  OF NET ASSET VALUE.........................................22
     V.    IN-KIND REDEMPTIONS...............................................23
    VI.    PORTFOLIO TRANSACTIONS............................................23
   VII.    PERFORMANCE INFORMATION
           A.     Total Return...............................................24
           B.     Non-Standardized Total Return..............................26
           C.     Other Information Concerning Fund Performance..............26
  VIII.    DIVIDENDS, DISTRIBUTIONS AND TAXES................................30
    IX.    DESCRIPTION OF THE TRUST..........................................34
     X.    ADDITIONAL INFORMATION............................................35
    XI.    FINANCIAL STATEMENTS..............................................35
           APPENDIX - RATINGS OF DEBT INSTRUMENTS...........................A-1

                      I. INVESTMENT OBJECTIVES AND POLICIES

         Kobren Insight Funds (the "Trust") is a no-load open-end, diversified investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated September 13, 1996. The Trust currently offers two separate series, each with different investment objectives. This Statement of Additional Information pertains to Delphi Value Fund (the "Fund") only. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities of U.S. companies.

INVESTMENTS IN SMALL, UNSEASONED COMPANIES. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than what might otherwise be the case. If other investment companies and investors who invest in these issuers sell the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than what might otherwise be obtained.

FOREIGN SECURITIES. The Fund may invest a portion of its assets in securities of foreign issuers. These investments may be in the form of American Depositary Receipts ("ADRs") or similar securities representing interests in an underlying foreign security. ADRs are not necessarily denominated in the same currency as the underlying foreign securities. If an ADR is not sponsored by the issuer of the underlying foreign security, the institution issuing the ADR may have reduced access to information about the issuer.

         Investments in foreign securities involve special risks and considerations that may not be present when a fund invests in domestic securities. These risks include less publicly-available financial and other information about foreign companies; less rigorous securities regulation; the potential imposition of currency controls, foreign withholding and other taxes; and war, expropriation or other adverse governmental actions. Foreign equity markets may be less liquid than United States markets and may be subject to delays in the settlement of portfolio transactions. Brokerage commissions and other transaction costs in foreign markets tend to be higher than in the United States. The value of foreign securities denominated in a foreign currency will vary in accordance with changes in currency exchange rates, which can be very volatile. In addition, the value of foreign fixed income investments will fluctuate in response to changes in U.S. and foreign interest rates.

EXCHANGE RATES. Since the Fund may purchase securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of the assets from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to the investor by a mutual fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Fund may seek to protect itself against the adverse effects of currency exchange rate fluctuations by entering into currency-forward, futures, options or swaps contracts. Hedging transactions will not, however, always be fully effective in protecting against adverse exchange rate fluctuations. Furthermore, hedging transactions involve transaction costs and the risk that the Fund will lose money, either because exchange rates move in an unexpected direction, because another party to a hedging contract defaults, or for other reasons.

EXCHANGE CONTROLS. The value of foreign investments and the investment income derived from them may also be affected (either favorably or unfavorably) by exchange control regulations. It is expected that the Fund will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment. However, there is no assurance that currency controls will not be imposed after the time of investment.

LIMITATIONS OF FOREIGN MARKETS. There is often less information publicly-available about a foreign issuer than about a U.S. issuer. Foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses, and other fees are also generally higher than for securities traded in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. A delay in settlement could hinder the ability of the Fund to take advantage of changing market conditions, with a possible adverse effect on net asset value. There may also be difficulties in enforcing legal rights outside the United States.

FOREIGN LAWS, REGULATIONS AND ECONOMIES. There may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, inflation rate, capital reinvestment, resource self-sufficiency and balance of payment positions.

FOREIGN TAX CONSIDERATIONS. Income (possibly including, in some cases, capital gains) received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Any such taxes paid by the Fund will reduce the net income of the Fund available for distribution. Special tax considerations apply to foreign securities.

EMERGING MARKETS. Risks may be intensified in the case of investments by the Fund in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in more developed nations, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in emerging market countries may have limited marketability and may be subject to more abrupt or erratic price movements. Debt obligations of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, the Fund could, at the time it enters into a contract to acquire a foreign security for a specified amount of currency, purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the Fund could enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the particular foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received (usually 3 to 14 days). These contracts are traded in the interbank market between currency traders (usually large commercial banks and other financial institutions) and their customers. A forward contract usually has no deposit requirement and no commissions are charged for trades. While forward contracts tend to minimize the risk of loss due to a decline in the value of the currency involved, they also tend to limit any potential gain that might result if the value of such currency were to increase during the contract period.

PORTFOLIO SECURITIES LOANS. The Fund may lend its portfolio securities as long as: (1) the loan is continuously secured by collateral consisting of U.S. government securities, cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund may pay reasonable fees in connection with securities loans. Kobren Insight Management, Inc. ("KIM" or the "Adviser") and/or Delphi Management, Inc. ("Delphi" or the "Subadviser") will evaluate the credit-worthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers from the Fund. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases, the loss of rights in the collateral if the borrower fails.

SHORT SALES. The Fund may sell securities short. In a short sale the Fund sells stock it does not own and makes delivery with securities "borrowed" from a broker. The Fund then becomes obligated to replace the security borrowed by purchasing it at the market-price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is obligated to pay to the lender any dividends or interest accruing during the period of the loan. In order to borrow the security, the Fund may be required to pay a premium that would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         When it engages in short sales, the Fund must also deposit in a segregated account an amount of cash or liquid securities equal to the difference between (1) the market value of the securities sold short and (2) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain daily the segregated account at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short.

         The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between such dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

SHORT SALES "AGAINST THE BOX". A short sale is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities sold short. The extent to which such a transaction may be used to defer a gain for federal income tax purposes was significantly curtailed by federal tax legislation enacted in 1997.

FUTURES, OPTIONS, SWAPS AND CURRENCY CONTRACTS

FUTURES, OPTIONS, SWAPS AND CURRENCY CONTRACTS AND THEIR RISKS. Any transactions in derivative contracts involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, interest rates or currency exchange rates. The Fund incurs liability to a counterparty in connection with transactions in futures contracts, swaps and forward contracts and the selling of options, caps, floors and collars. As a result, the loss on these derivative contracts may exceed the Fund's initial investment. The Fund may also lose the entire premium paid for purchased options, caps, floors and collars that expire before they can be profitably exercised by the Fund. In addition, the Fund incurs transaction costs in opening and closing positions in derivative contracts.

         Derivative contracts may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage magnifies the price volatility of derivative contracts held by the Fund. A fund may cover, or partially offset, the leverage inherent in derivative contracts by maintaining a segregated account consisting of cash and liquid securities, by holding offsetting portfolio securities or contracts or by covering written options.

         The Fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract, and the Fund's portfolio assets.

         During periods of extreme market volatility, a commodity or options exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. Some over-the-counter options may be illiquid, while others may be determined to be liquid in accordance with procedures established by the Trustees. The Fund's ability to terminate over-the-counter options, swaps, caps, floors, collars and forward contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative contracts, the only source of price quotations may be the selling dealer or counterparty.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCY. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, any securities index based on securities in which it may invest or any currency in which Fund investments may be denominated. These options may be listed on U.S. or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

WRITING COVERED OPTIONS. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

         All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

         The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under an over-the-counter option may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as "closing purchase transactions."

PURCHASING OPTIONS. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

         The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

         The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

         The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which these options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Fund's adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that counterparties participating in these transactions will not fulfill their obligations. The Adviser will determine the liquidity of the Fund's over-the-counter options in accordance with guidelines adopted by the Trustees.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the ability of the Fund's adviser or subadviser to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

HEDGING AND OTHER STRATEGIES. Hedging is an attempt to establish the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on these currencies.

         The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

         If, in the opinion of the Adviser or Subadviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into these futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of these futures contracts, the Adviser or Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

         When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that these closing transactions can be effected. The Fund's ability to establish and close out positions on these options will be subject to the development and maintenance of a liquid market.

OTHER CONSIDERATIONS. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of the Fund's hedging intent, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund must have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

         To the extent that the Fund engages in non-hedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these non-hedging positions may not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which these options were in-the-money at the time of purchase.

         Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of these contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

         Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position to be hedged, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of these securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including certain restricted and private placement securities. It may be difficult to dispose of illiquid securities quickly or at a price that fully reflects their fair value. Restricted securities that are eligible for resale in reliance on Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and commercial paper offered under Section 4(2) of the 1933 Act are not subject to the Fund's 15% limit on illiquid investments, if they are determined to be liquid.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND LEVERAGE. The Fund may borrow money from banks or through reverse repurchase agreements for emergency and/or leverage purposes. Using the cash proceeds of reverse repurchase agreements to finance the purchase of additional investments is a form of leverage. Leverage magnifies the sensitivity of a fund's net asset value to changes in the market prices of the Fund's portfolio securities. However, the Fund will borrow solely for temporary or emergency (and not for leverage) purposes. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Fund's total assets.

         Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings in order to restore this coverage if it should decline to less than 300% due to market fluctuation or otherwise. Such a sale must occur even if disadvantageous from an investment point of view. Leveraging exaggerates the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value. In addition, money borrowed is subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income and gains from the securities purchased with borrowed funds.

DEFENSIVE INVESTING. For temporary defensive purposes under abnormal market conditions, the Fund may hold or invest up to 100% of its total assets in cash, investment grade fixed income securities, repurchase agreements and/or money market Fund shares.

FIXED INCOME SECURITIES

FIXED INCOME SECURITIES. The value of fixed income securities, including U.S. government securities, varies inversely with changes in interest rates. When interest rates decline, the value of fixed income securities tends to rise. When interest rates rise, the value of fixed income securities tends to decline. The market prices of zero coupon, delayed coupon and payment-in-kind securities are affected to a greater extent by interest rate changes and tend to be more volatile than the market prices of securities providing for regular cash interest payments.

         In addition, fixed income securities are subject to the risk that the issuer may default on its obligation to pay principal and interest. The value of fixed income securities may also be reduced by the actual or perceived deterioration in an issuer's credit-worthiness, including credit rating downgrades.

         Fixed income securities may be subject to both call (prepayment) risk and extension risk. Call risk is the risk that an issuer of a security will exercise its right to pay principal on an obligation earlier than scheduled. Early principal payments tend to be made during periods of declining interest rates. This forces the affected Fund to reinvest the unanticipated cash flow in lower yielding securities. Extension risk is the risk that an issuer will exercise its right to pay principal later than expected. This typically happens during periods of rising interest rates and prevents the affected Fund from reinvesting in higher yielding securities. Unscheduled principal prepayments and delays in payment can both reduce the value of an affected security. Unlike most conventional fixed income securities, mortgage-backed and asset-backed securities are generally subject to both call (prepayment) risk and extension risk.

MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments, including obligations issued or guaranteed by the United States government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by or maintained at U.S. and foreign banks; and commercial paper.

REPURCHASE AGREEMENTS. The Fund may, to the extent permitted by its investment policies, enter into repurchase agreements. A repurchase agreement consists of the sale to the Fund of a U.S. government security or other debt obligation together with an agreement to have the selling counterparty repurchase the security at a specified future date and repurchase price. If a repurchase agreement counterparty defaults on its repurchase obligation, the Fund may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral, which could result in a loss to the Fund.

HIGH YIELD SECURITIES AND THEIR RISKS. The Fund will not invest more than 35% of its total assets in high yield, high-risk, lower-rated securities, commonly known as "junk bonds." Junk bonds are securities rated below the top four long-term bond rating categories of Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or another nationally recognized statistical rating organization or, if unrated, determined by the Adviser or Subadviser to be of comparable credit quality. The Fund's investments in these securities is subject to the risks outlined below.

GROWTH OF THE HIGH YIELD BOND MARKET. The high yield, high risk market is at times subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on the high yield, high risk securities in the Fund's portfolio and their markets, as well as on the ability of securities' issuers to repay principal and interest. Issuers of high yield, high risk securities may be of low credit-worthiness, and high yield, high risk securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates, the issuers of high yield, high risk securities may have greater potential for insolvency and default.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The prices of high yield, high risk securities may be more or less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield, high risk security owned by the Fund defaults, the Fund may incur additional expenses in seeking recovery of amounts owed. Periods of economic uncertainty and changes can be expected to increase the volatility of market prices of high yield, high risk securities and the Fund's net asset value. Yields on high yield, high risk securities will fluctuate over time. Furthermore, the market prices of high yield, high risk securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and therefore tend to be more volatile than market prices of securities which pay interest periodically and in cash.

LIQUIDITY AND VALUATION. The secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, making it more difficult for the Fund to accurately value high yield, high risk securities or dispose of them. To the extent the Fund owns or may acquire illiquid or restricted high yield, high risk securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties. The judgment of the Adviser or Subadviser will play a greater role in valuation because there is less reliable and objective data available.

CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield, high risk securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Adviser or Subadviser must monitor the issuers of high yield, high risk securities in the Fund's portfolio to determine if the issuers will have sufficient cash flows and profits to meet required principal and interest payments, and to attempt to assure the securities' liquidity so the Fund can meet redemption requests. To the extent that the Fund invests in high yield, high risk securities, the achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher quality bonds. The Fund may retain a portfolio security whose rating has been changed. See "Appendix" for credit rating information.

MORTGAGE-BACKED, ASSET-BACKED, INDEXED AND DERIVATIVE SECURITIES. The Fund may invest in mortgage-backed, asset-backed and indexed securities. Some of these securities are considered to be derivative securities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgages. They may be issued by agencies or instrumentalities of the U.S. government or may be privately issued. Unlike conventional debt obligations, mortgage-backed securities typically provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

         The Fund's investments in mortgage-backed securities may include conventional mortgage pass through securities, stripped mortgage-backed securities ("SMBS") and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Examples of SMBS include interest only ("IO") and principal only ("PO") securities. Senior CMO classes typically have priority over less senior and residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include sequential and parallel pay CMOs, including planned amortization class securities ("PACs").

         The principal and interest on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities generally are not collateralized as securely as mortgage-backed securities.

         The Fund may invest in floating rate and other indexed securities. The interest rate and/or the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, currency rates or other reference prices. In addition, changes in the amount payable on a leveraged indexed security may be a multiple of changes in the reference rate or price. Examples of indexed securities include IOs, POs, inverse floaters, inverse IOs, super floaters, capped floaters, range floaters, dual index or yield curve floaters and Cost of Funds Index ("COFI") floaters.

         Mortgage-backed, asset-backed and indexed securities are subject to different combinations of call (prepayment), extension, interest rate and other market risks. These risks and the price volatility of a security are magnified to the extent that a security has imbedded leverage. Under adverse market conditions, any of these risks could lead to a decline in the yield on or market value of these securities. In addition, these securities can at times be difficult to price accurately or to liquidate at a fair price.

         Conventional mortgage-backed securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs and other senior classes of sequential and parallel pay CMOs usually involve less exposure to prepayment, extension and interest-rate risk than other mortgage-based securities, provided that prepayment rates stay within expected prepayment ranges or collars. Call or prepayment risk is the risk primarily associated with mortgage IOs and superfloaters. Mortgage POs, inverse IOs, inverse floaters, capped floaters and COFI floaters are especially susceptible to extension and interest rate risk. Range floaters are subject to the risk that a designated interest rate will float outside the specified interest rate collar. Dual index floaters are subject to depreciation if there is an unfavorable change in the spread between two designated interest rates.

                           II. INVESTMENT RESTRICTIONS

         FUNDAMENTAL INVESTMENT POLICIES. The Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. These fundamental policies provide that the Fund may not:

   1. Invest 25% or more of its total assets in securities of issuers in any one industry (securities issued or guaranteed by the United States government, its agencies or instrumentalities are not considered to represent industries).

   2. Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

   3. Make loans of securities to other persons, except loans of securities not exceeding 33 1/3% of the Fund's total assets, investments in debt obligations and transactions in repurchase agreements.

   4. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

   5. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment Trusts) that invest in real estate or interests therein and real estate acquired as a result of owning securities.

   6. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and securities indices; and swaps, caps, floors and collars, as permitted by the Fund's prospectus.

         The 1940 Act currently prohibits the Fund from issuing senior securities or borrowing money. However, the Fund may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). If borrowings exceed this one-third limitation, for any reason, the Fund must reduce the amount of its borrowings to not more than one-third of total assets within three business days.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not:

   1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than
      (1) securities issued or guaranteed by the United States government, its agencies or instrumentalities, or (2) securities of other investment companies.

   2. Invest more than 15% of its net assets (taken at market value at the time of purchase) in illiquid securities.

   3. Make investments for the purpose of exercising control or management.

   4. Invest in other investment companies except as permitted under the 1940
      Act.

                    III. MANAGEMENT OF THE TRUST AND THE FUND

A.  TRUSTEES AND OFFICERS

   Information pertaining to the Trustees and officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

----------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
NAME, ADDRESS, AGE       TERM OF                                                  PORTFOLIOS IN   TRUSTEESHIPS/
AND                    OFFICE AND              PRINCIPAL OCCUPATION(S)             FUND COMPLEX   DIRECTORSHIPS
POSITION(S) WITH        LENGTH OF                DURING PAST 5 YEARS               OVERSEEN BY       HELD BY
TRUST                 TIME SERVED(1)                                                 TRUSTEE         TRUSTEE
---------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------

Edward B. Bloom          6 years     Chief Financial Officer and Treasurer of           2
c/o 20 William                       International Data Group Inc., a                                 None
Street, Suite 310                    publishing company.
Wellesley Hills, MA
02481
Age: 53, Trustee

---------------------------------------------------------------------------------------------------------------
Arthur Dubroff           6 years     Chief Financial Officer of Net2Phone, Inc.         2            Virtual
c/o 20 William                       a provider of Voice over Internet Protocol                   Communities,
Street, Suite 310                    telephony services, from November 2002 to                        Inc.
Wellesley Hills, MA                  present; Chief Financial Officer of
02481                                Virtual Communities, Inc, a software
Age: 52, Trustee                     provider, from July 2000 to the present;
                                     Managing Principal of Turnberry
                                     Consulting, LLC from October 1999 to
                                     present; Executive V.P. and Chief
                                     Financial Officer of Enhance Financial
                                     Services Group, Inc. from July 1996 to
                                     September 1999.

---------------------------------------------------------------------------------------------------------------
Robert I. Goldfarb       4 years     Counsel to Andrx Corporation since March           2             None
c/o 20 William                       2000; Partner at Hughes Hubbard & Reed
Street, Suite 310                    LLP, a law firm, and associated with the
Wellesley Hills, MA                  firm from July 1989 through July 2000.
02481
Age: 47, Trustee

---------------------------------------------------------------------------------------------------------------
Stuart J. Novick         6 years     Senior Vice President and General Counsel          2
c/o 20 William                       of Children's Hospital Boston since April                        None
Street, Suite 310                    1997; Vice President and General Counsel
Wellesley Hills, MA                  of Children's Hospital Boston from April
02481                                1986 to April 1997.
Age: 53, Trustee

---------------------------------------------------------------------------------------------------------------

                                             INTERESTED TRUSTEES2
----------------------------------------------------------------------------------------------------------------

Eric M. Kobren           6 years     President of Mutual Fund Investors                 2             None
20 William Street,                   Association, Inc. since 1985; President of
Suite 310                            Kobren Insight Management, Inc. and Kobren
Wellesley Hills, MA                  Insight Brokerage, Inc. since 1987.  These
02481                                are a financial publishing concern, a
Age: 49                              registered investment advisory firm and a
Chairman and                         registered broker-dealer, respectively.
President                            Since 2001, Managing Member of Alumni
                                     Capital, LLC, a General Partner to a
                                     private investment partnership.

-----------------------------------------------------------------------------------------------------------------
Michael P.               6 years     Retired. From December 1994 to June 1997,          2            puraDYN
Castellano                           Chief Administrative Officer of Kobren                          Filter
c/o 20 William                       Insight Management, Inc. and a registered                    Technologies,
Street, Suite 310                    representative of Kobren Insight                                 Inc.;
Wellesley Hills, MA                  Brokerage, Inc.                                               ResortQuest
02481                                                                                             International,
Age: 61, Trustee                                                                                      Inc.

---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                        OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------

Eric J. Godes            6 years     Managing Director of Kobren Insight               N/A             N/A
                                                                                       ---             ---
20 William Street,                   Management, Inc. and Managing Director and
Suite 310                            a registered representative of Kobren
Wellesley Hills, MA                  Insight Brokerage, Inc. Since 2001,
02481                                Managing Director of Alumni Capital, LLC,
Age: 42                              a General Partner to a private investment
Chief Financial                      partnership.
Officer, Vice
President,
Treasurer, Secretary
---------------------------------------------------------------------------------------------------------------

1  Trustees serve for an indefinite term until the earliest of a Trustee's: (i) removal by a two-thirds vote of the Board of Trustees or shareholders, (ii) resignation, (iii) death, (iv) bankruptcy or (v) adjudicated incompetence.

2  "Interested person" of the Trust as defined in the 1940 Act. Messrs. Kobren and Castellano are each considered an "interested person" because of their affiliation with Kobren Insight Management, Inc. and Kobren Insight
   Brokerage, Inc., which acts as the Trust's investment adviser and distributor, respectively.

         The Board of Trustees has established an Audit Committee consisting of four members, including a Chairman of the Committee. The Audit Committee members are Messrs. Dubroff (Chairman), Bloom, Novick and Goldfarb each a "non-interested person" of the Trust (the "Independent Trustees"). The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent auditors and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held one meeting during the fiscal year ended December 31, 2002.

         The Board of Trustees has also established a Pricing Committee consisting of two members, including a Chairman of the Committee. The Pricing Committee members are Messrs. Kobren (Chairman) and Castellano. The Pricing Committee is responsible for ensuring the fair valuation of the Fund's securities as may be necessary from time to time. The Pricing Committee held no meetings during the fiscal year ended December 31, 2002.

         Set forth in the table below is the dollar range of equity securities held in the Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each Trustee as of December 31, 2002.

-----------------------------------------------------------------------------------------------------------------
                                                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                        IN ALL REGISTERED INVESTMENT COMPANIES
                                        DOLLAR RANGE OF EQUITY       OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
           NAME OF TRUSTEE              SECURITIES IN THE FUND                        COMPANIES
-----------------------------------------------------------------------------------------------------------------
   Eric M. Kobren,
   Chairman of the Board, President  Over $100,000                  Over $100,000
-----------------------------------------------------------------------------------------------------------------
   Michael P. Castellano             Over $100,000                  Over $100,000
-----------------------------------------------------------------------------------------------------------------
   Edward B. Bloom                   Over $100,000                  Over $100,000
-----------------------------------------------------------------------------------------------------------------
   Arthur Dubroff                    Over $100,000                  Over $100,000
-----------------------------------------------------------------------------------------------------------------
   Robert I. Goldfarb                $50,001-$100,000               $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------
   Stuart J. Novick                  $10,001-$50,000                $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------

         The Trustees who are not affiliated with KIM or Kobren Insight Brokerage, Inc. ("KIB") each receive from the Trust a $5,000 annual retainer paid in quarterly installments, a $1,000 fee for each board meeting attended and a $500 fee per committee meeting attended, plus reimbursement for out-of-pocket expenses incurred in attending such meetings. No officer or employee of KIM or any affiliate thereof receives any compensation from the Trust for serving as a Trustee or officer of the Trust.



         The table below shows the total fees which were paid to each of the Independent Trustees during the fiscal year ended December 31, 2002.

                                  AGGREGATE            PENSION OR
                                 COMPENSATION     RETIREMENT BENEFITS    ESTIMATED ANNUAL     TOTAL COMPENSATION
                               RECEIVED FROM THE  ACCRUED (AS PART OF     BENEFITS UPON      FROM FUND AND FUND
      INDEPENDENT TRSTEE           TRUST              FUND EXPENSES)         RETIREMENT             COMPLEX
-----------------------------------------------------------------------------------------------------------------

Edward B. Bloom                     $9,500                 --                   --                  $9,500
Arthur Dubroff                      $9,500                 --                   --                  $9,500
Robert I. Goldfarb                  $9,500                 --                   --                  $9,500
Stuart J. Novick                    $9,500                 --                   --                  $9,500


MATERIAL RELATIONSHIPS OF THE INDEPENDENT TRUSTEES

         For purposes of the statements below:

   o the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person.

   o an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person.

   o a related fund is an registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which KIM or any of its affiliates acts as investment adviser or for which KIB or any of its affiliates acts as principal underwriter. For example, the related funds of the Fund include all of the Kobren Insight Funds.

         As of December 31, 2002, none of the Independent Trustees, nor any member of their immediate families, except for Edward Bloom, Independent Trustee, beneficially owned any securities issued by KIM or any other entity in a control relationship to KIM or KIB or any person in a control relationship to KIB. Mr. Bloom beneficially owns greater than $60,000 in Alumni Partners I LP, a limited partnership managed by Alumni Capital, LLC, which is an affiliated firm of KIM. During the calendar years 2001 and 2002, none of the Independent Trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in KIM or any other entity in a control relationship to KIM or KIB or any person that controls KIB. During the calendar years 2001 and 2002, none of the Independent Trustees, nor any member of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each a "Fund-related party"):


   o   the Fund
   o   an officer of the Fund
   o   a related fund;
   o   an officer of any related fund;
   o   KIM;
   o   KIB;
   o   an officer of KIB;
   o   any affiliate of KIM or KIB; or
   o   an officer of any such affiliate.


         During the calendar years 2001 and 2002, none of the Independent Trustees, nor any members of their immediate families, had any relationship (the value of which exceeded $60,000) with any Fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment bonding services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting service.

         During the calendar years 2001 and 2002, Messrs. Bloom and Novick, both Independent Trustees, and Mr. Kobren, Chairman and President of the Trust and an interested Trustee, served as members of the board of directors of Mediregs, Inc., a healthcare compliance database company.

         None of the Trust's Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2001 and 2002, none of the Independent Trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of:

   o   the Trust

   o   an officer of the Trust

   o   a related fund;

   o   an officer of any related fund;

   o   KIM;

   o   KIB; or

   o   any other entity in a control relationship to the Trust.

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT
 ADVISORY AND SUBADVISORY AGREEMENTS.
-------------------------------------------------------------------------------

         The 1940 Act requires that the investment advisory agreement between KIM and the Trust and the investment subadvisory agreement between KIM and Delphi Management, Inc. ("Delphi") on behalf of the Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. Each such agreement was most recently considered and approved at a meeting of the Board of Trustees called for that purpose on April 25, 2002. The Independent Trustees determined that the terms of the investment advisory and subadvisory agreements are fair and reasonable and approved of the investment advisory and subadvisory agreements as being in the best interests of the Fund. The Independent Trustees believe that the current investment advisory and subadvisory agreements enable the Fund to enjoy high quality investment advisory and services at costs which they deem appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Independent Trustees met independently from the interested Trustees of the Trust and officers of KIM, Delphi and their affiliates. The Independent Trustees also relied upon the assistance of counsel to the Trust but have not engaged their own separate counsel.

         In evaluating the investment advisory and subadvisory agreements, the Independent Trustees reviewed and considered materials furnished by KIM and Delphi, including information regarding KIM and Delphi, their affiliates and personnel, operations and financial condition. The Independent Trustees discussed with representatives of KIM (including the Fund's portfolio managers) and Delphi the operations of the Trust and the capabilities of KIM and Delphi to provide advisory and other services to the Trust. Among other information, the Independent Trustees reviewed information regarding:

   o   the investment performance of the Fund;
   o the fees charged by KIM and Delphi for investment advisory services, as well as other compensation received by KIB;
   o   the projected total operating expenses of the Fund;
   o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;
   o the experience of the investment advisory and subadvisory personnel and other personnel providing services to the Fund and the historical quality of the services provided by KIM or Delphi; and
   o   the profitability to KIM of managing the Fund.

         The Independent Trustees specifically considered the following as relevant to their recommendations, but did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered: (1) the favorable history, reputation, qualification and background of KIM and Delphi, as well as the qualifications of their personnel and the financial condition of KIM; (2) that the fee and expense ratios of the Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies;
(3) the relative performance of the Fund since commencement of operations to comparable investment companies and unmanaged indices and whether the Fund has operated within its investment objective and its record of compliance with investment restrictions; (4) the favorable manner in which KIM supervises the Fund's business relations with its custodian, transfer agent and other service providers, including Delphi; and (5) other factors that the Independent Trustees deemed relevant. The Independent Trustees deemed each of these factors to be relevant to their consideration of the investment advisory and subadvisory agreements.

CODE OF ETHICS

         Additionally, the Trust, its investment adviser, subadviser and principal underwriter have adopted codes of ethics (the "Codes of Ethics") under rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

B.   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of March 31, 2003, the following entities/individuals owned of record or beneficially 5% or more of the outstanding shares of the Fund:

                                       DELPHI VALUE FUND - INSTITUTIONAL CLASS
                                       ---------------------------------------

NAME AND ADDRESS                     % OF FUND              NATURE OF OWNERSHIP
National Financial Services Corp.      75.745                    Record(a)
One World Financial Center
200 Liberty Street
New York, N.Y.   10281-1003

SunTrust Bank Inc.                    9.739                      Record
FBO National Automobile Dealers Association
P.O. Box 105870
Atlanta, GA  30348-5870

                                           DELPHI VALUE FUND - RETAIL CLASS
                                           ---------------------------------

NAME AND ADDRESS                     % OF FUND              NATURE OF OWNERSHIP
National Financial Services Corp.      24.767                    Record(a)
One World Financial Center
200 Liberty Street
New York, N.Y.   10281-1003

Charles Schwab & Co., Inc.             20.288                     Record
101 Montgomery Street
San Francisco, CA  94104-4122

Scott M. Black                          6.894                    Beneficial
9 Sears Road
Brookline, MA  02445-7409

NAME AND ADDRESS                     % OF FUND              NATURE OF OWNERSHIP
----------------                     ---------              -------------------
Eric M. Kobren                          6.244                    Beneficial
20 William Street, Suite 310
P.O. Box 9135
Wellesley Hills, MA  02481

 (a) National Financial Services Corporation disclaims beneficial ownership and no one underlying shareholder owns beneficially more than 5% of the shares of the Fund.

         As of March 31, 2003, the Trustees and officers, except for Eric Kobren, as a group owned less than 1% of the outstanding shares of the Fund.

         The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust and its Funds. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

C.  INVESTMENT ADVISER

         KIM serves as investment adviser to the Fund pursuant to a written investment advisory agreement dated November 15, 1996, as amended to date (the "Investment Advisory Agreement"). KIM is a Massachusetts corporation organized in 1987, and is a registered investment adviser under the Investment Advisers Act of 1940.

         Certain services provided by KIM under the Investment Advisory Agreement are described in the prospectus. In addition to those services, KIM may, from time to time, provide the Fund with office space for managing its affairs, with the services of required executive personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Fund for any costs incurred. As compensation for its services, the Fund pays KIM a fee computed daily and paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. For the years ended December 31, 2000, December 31, 2001 and December 31, 2002 the Adviser was paid $590,031, $737,194 and $774,459, respectively, by the Fund.

         The Fund is responsible for all expenses not expressly assumed by KIM or the administrator. These include, among other things, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, registration fees under federal and state securities laws, brokerage commissions, interest, taxes and extraordinary expenses (such as for litigation).

         KIM has agreed to limit the Fund's total annual operating expenses of the retail class and institutional class to no more than 1.75% and 1.50%, respectively, (excluding brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses), of the Fund's average daily net assets. This expense cap arrangement is voluntary and may be revoked at any time at the discretion of KIM.

         By its terms, the Investment Advisory Agreement will remain in effect from year to year, subject to annual approval by (a) a majority of the Board of Trustees, including a majority of Independent Trustees or, with respect to the Fund, (b) a vote of the majority of the Fund's outstanding voting securities. In either event, continuance must also be approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Investment Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by KIM. The Investment Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

D.  SUBADVISER

         KIM has engaged Delphi Management, Inc. ("Delphi") as the Fund's subadviser pursuant to a subadvisory agreement dated November 15, 1998. Under the supervision of KIM and the Fund's Board of Trustees, Delphi makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.

         Scott M. Black has been the Fund's portfolio manager since the Fund's inception in 1998. Mr. Black has been the president and controlling shareholder of Delphi since 1983. Since 1980, Delphi (and its predecessor firm) has limited its management services to institutional investors, including pensions, endowments and high net worth individuals. Delphi currently manages over $1.1 billion in assets.

         KIM is responsible for Delphi's subadvisory fee at the annual rate of 0.50% of the Fund's average daily net assets which is computed daily and paid monthly. For the years ended December 31, 2000, December 31, 2001 and December 31, 2002, Delphi was paid subadvisory fees in the amount of $295,015, $368,597 and $387,230, respectively.

ADDITIONAL DISCUSSION OF PORTFOLIO STRATEGY. In addition to the information in the prospectus, Mr. Black applies two principal questions when considering an investment for Delphi Value Fund. 1) Is the company being considered a good business? and 2) Can the business be purchased at a cheap price? The first question is addressed using quantitative screening. Mr. Black likes companies that grow revenues and earnings faster than inflation over three to five years. He looks at the firm's free cash flow and determines if the company can finance its growth through internally generated operating cash flow. He also analyzes the areas of capital such as inventory turns, days of receivables, and sales to fixed assets.

To determine if a business can be purchased at a cheap price, Mr. Black considers businesses in two categories: earnings power plays and asset plays. The earnings power play business consistently produces high returns on equity, under normal circumstances. Mr. Black will not buy these companies for more than 13 times their forthcoming year's estimated earnings. Asset plays are companies that can be depressed, but typically have earned 15% returns in the past and are likely to do so again.

Although there is no restriction, Mr. Black intends to hold the number of securities in the Fund to under 100 securities.

E.  DISTRIBUTION

    DISTRIBUTOR

         Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481, serves as the Fund's distributor pursuant to a distribution agreement dated November 15, 1996, as amended (the "Distribution Agreement"). The Distribution Agreement will remain in effect from year to year, subject to the approval by a majority of the Board of Trustees, including a majority of Independent Trustees. The Fund's shares are sold on a continuous basis by KIB as agent, although KIB is not obligated to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Fund (excluding preparation and printing expenses necessary for the continued registration of the Fund's shares) and of preparing, printing and distributing all sales literature.

         DISTRIBUTION PLAN - RETAIL CLASS ONLY

         The Trust, on behalf of the Fund, has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to the retail class shares of the Fund (the "Distribution Plan"). Pursuant to the Distribution Plan, the Fund uses its assets to finance activities relating to the distribution of retail class shares to investors and provision of certain shareholder services. Certain categories of such expenditures have been approved by the Board of Trustees and include, among other things, compensation to and expenses (including overhead and telephone expenses) of account executives and other employees of the Distributor or of other broker-dealers who engage in or support the distribution of the Fund's shares, printing and mailing of prospectuses and other reports for other than existing shareholders, advertising and allowances to other broker-dealers. The Fund compensates KIB, distributor of the Fund, at a fee calculated at an annual rate of 0.25% of the Fund's average daily net assets attributable to retail class shares.

         GENERAL

         In accordance with the terms of the Distribution Plan, KIB provides to the Trust for review by the Trustees a quarterly written report of the amounts expended under the Distribution Plan and the purpose for which such expenditures were made.

         KIM and Delphi have assumed shared responsibility for any of the Fund's distribution expenses that exceed distribution fees payable under the Distribution Plan. Eric Kobren and Scott Black are the principal shareholders of KIM and Delphi, respectively, and are also "interested" persons of the Fund. As principals, they benefit to the extent that payments under the Distribution Plan reduce the distribution expenses paid by KIM and Delphi.

         The Distribution Plan was adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the Trust, as defined in the 1940 Act (none of whom had or have any direct or indirect financial interest in the operation of the Distribution Plan), cast in person at a meeting called for the purpose of voting on the Distribution Plan. In approving the Distribution Plan, the Trustees identified and considered a number of potential benefits which the Distribution Plan may provide. The Board of Trustees believes that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its future shareholders. Under its terms, the Distribution Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Distribution Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby, and material amendments of the Distribution Plan must also be approved by the Trustees in the manner described above. The Distribution Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Distribution Plan, or by a vote of a majority of the outstanding voting securities of the Retail Class (as defined in the 1940 Act). The Distribution Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         For the fiscal year ended December 31, 2002, the following amounts were paid under the Distribution Plan for the retail class shares of the Fund: $4,435 for printing and mailing; $79,614 for distribution services; and $30,581 for marketing. The total amount paid under the Distribution Plan for the fiscal year ended December 31, 2002 was $114,630.

F.  ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND PAYING AGENT

         The Trust has entered into an administration agreement on behalf of the Fund with PFPC, Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., dated November 15, 1996, as amended to date. The principal business address of PFPC is 4400 Computer Drive, Westborough, Massachusetts 01581. The administrative services necessary for the operation of the Trust and the Fund provided by PFPC include among other things: (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions and (iii) general supervision of the operation of the Trust and the Fund, including coordination of the services performed by the transfer agent, custodian, independent accountants, legal counsel and others.

         As compensation for services performed under the Administration Agreement, PFPC receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Fund (subject to a $74,675 annual minimum).

   PERCENTAGE                  AVERAGE DAILY NET ASSETS
     0.0675%                      Up to $100 million
     0.05%                   $100 million to $200 million
     0.035%                       Over $200 million

-------------------------------------------------------------------------------
For the fiscal years ended, December 31, 2000, December 31, 2001, and December 31, 2002, the administrator was paid $72,500, $72,500 and $76,431, respectively, each year for administrative services.

         PFPC also serves as the Trust's transfer and dividend paying agent and performs shareholder service activities. The location for these services is 4400 Computer Drive, Westborough, Massachusetts 01581. The services of PFPC are provided pursuant to a Transfer Agency and Services Agreement between the Trust and PFPC dated November 15, 1996, as amended to date (the "Transfer Agency and Services Agreement"). Pursuant to the Transfer Agency and Service Agreement, PFPC receives from the Trust, with respect to the Fund, an annual fee of $14 per shareholder account (subject to a $45,320 annual minimum). PFPC also receives reimbursement under the Transfer Agency and Services Agreement for certain out-of-pocket expenses incurred in rendering such services.

G.   CUSTODIAN, COUNSEL AND INDEPENDENT ACCOUNTANTS

         Pursuant to a Custody Agreement between the Trust and Boston Safe Deposit and Trust Company ("Boston Safe"), a subsidiary of Mellon Bank Corporation, Boston Safe provides custodial services to the Trust and the Fund. The principal business address of Boston Safe is One Boston Place, Boston, Massachusetts 02108.

         Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, is counsel for the Trust.

         PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02109, are the independent accountants of the Trust.

          IV. PURCHASE, REDEMPTION AND DETERMINATION OF NET ASSET VALUE

         Detailed information on purchase and redemption of shares is included in the prospectus. The Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days
(i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Trust.


The Fund's investment securities are valued at the last sale price or for NASDAQ traded securities, the NASDAQ Official Closing Price, as applicable, on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Income, expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

         The Fund computes the net asset value ("NAV") of its shares at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each weekday that is not a holiday. The holidays (as observed) on which the NYSE is scheduled to be closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If the NYSE closes early, the time of computing the NAV and the deadlines for purchasing and redeeming shares will be accelerated to the earlier closing time. The NAV of the Fund's shares is determined by subtracting from the value of the Fund's total assets the amount of the Fund's liabilities and dividing the remainder by the number of outstanding Fund shares.

         Foreign securities in which the Fund may invest may be listed primarily on foreign stock exchanges that may trade on other days (i.e., Saturday). Accordingly, the NAV of the Fund's portfolio may be significantly affected by such trading on days when investors do not have access to the Fund.

                             V. IN-KIND REDEMPTIONS

         If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, instead of in cash, in conformity with any applicable rules of the SEC. The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

                           VI. PORTFOLIO TRANSACTIONS

         Under the supervision of KIM and the Board of Trustees, Delphi is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's portfolio business and negotiation of commissions, if any, paid on these transactions.

         For the fiscal years ended, December 31, 2000, December 31, 2001, and December 31, 2002, the amounts spent on behalf of the Fund for brokerage commissions were $62,927, $63,425 and $79,379, respectively.
         As of December 31, 2002, the Fund owned securities of its regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:

      BROKER DEALER                                               MARKET VALUE
      -------------                                               ------------
      Bear Stearns Co., Inc.                                         $ 985,089
      Citigroup, Inc.                                                  911,421
      Goldman Sachs Group, Inc.                                        783,150
      Lehman Brothers Holdings, Inc.                                   948,562
                                                                    ----------
                                                                    $3,628,222

         In placing portfolio transactions with brokers and dealers, Delphi attempts to obtain the best overall terms for the Fund, taking into account such factors as price (including dealer spread), the size, type and difficulty of the transaction involved, and the financial condition and execution capability of the broker or dealer. In selecting broker-dealers and to the extent that the execution and price offered by more than one dealer are comparable, Delphi may consider research, including statistical or pricing information, and brokerage services furnished to the Fund or Delphi. In addition, the Fund may pay brokerage commissions to brokers or dealers in excess of those otherwise available upon a determination that the commission is reasonable in relation to the value of the brokerage services provided, viewed in terms of either a specific transaction or overall brokerage services provided with respect to the Fund's portfolio transactions by such broker or dealer. Delphi may use this research in managing the Fund's assets, as well as assets of other clients.

         Stocks, other equity securities and options may be traded through brokers on an agency basis with a stated brokerage commission or on a principal basis in the over-the-counter market. Fixed income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer on principal transactions will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at that time. Certain money market instruments and government agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Futures contracts are traded on an agency basis with a futures commission merchant. Swaps and other over-the-counter contracts are traded directly with the counterparty, which is usually a dealer, a bank or other institution.

         Certain equity securities also may be traded in the over-the-counter market. Transactions in the over-the-counter market are generally effected as principal transactions with dealers. However, transactions in the over-the-counter market may also be effected as agency transactions, such as through an electronic communications network ("ECN") or alternative trading system ("ATS"). The costs of transactions in securities in the over-the-counter market, whether effected through dealers, ECNs, ATSs or otherwise, may include dealer spreads, brokerage commissions, commission equivalent charges or a combination thereof.

         Other investment advisory clients advised by KIM and/or Delphi may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, KIM and/or Delphi may average the transactions as to price and allocate the amount of available investments in a manner which KIM and/or Delphi believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, KIM and/or Delphi may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other funds or clients managed by it in order to obtain best execution.

                          VII. PERFORMANCE INFORMATION

A.  TOTAL RETURN

         The Fund may, from time to time, advertise certain total return information. The Fund's average annual total return, including average annual total return after taking into account taxes paid on distributions from the Fund and taxes paid upon the complete liquidation of the investment in the Fund, is calculated by finding the average annual compound rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations if shorter) that would equate the initial amount invested to the ending value according to the following formulas:

         Average annual return : P(1+T)n = ERV

         Average annual return after taxes on distributions: P(1+T1) n = ATVD

         Average annual return after taxes on distributions and redemptions:
         P(1+T2) n = ATVDR

         Where:

         P = a hypothetical initial payment of $1,000. T = average annual total return.

         T1 = average annual total return (after taxes on distributions). T2 = average annual total return (after taxes on distributions and redemptions). n = number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

         ATVD = ending value of a hypothetical payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.

         ATVDR = ending value of a hypothetical payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions and redemptions.

         For average annual total return calculations which reflect the payment of taxes, the highest individual marginal federal income tax rates in effect on the date of reinvestment of the dividend is applied to each component of the distribution (e.g., ordinary income, short-term capital gain or long-term capital gain). No taxes are due on the portions of the distributions which are classified as exempt interest or which are non-taxable, such as returns of capital. When calculating taxes on redemptions, a complete redemption at the end of the 1-, 5- or 10-year periods is assumed and net redemption proceeds are determined by subtracting capital gains taxes resulting from the redemption and adding the benefits, if any, from capital losses resulting from the redemption. The highest federal individual capital gains rate for each type of gain (e.g., short-term or long-term) in effect on the date of the redemption is used to determine the net taxes due on the redemption. The applicable tax rates used for determining taxes on distributions and redemptions may vary over the measurement periods. State and local taxes are not considered in these calculations.

         The following table shows the Fund's average annual total return for the one-year and since inception periods ended December 31, 2002:

------------------------------------------------------------------------------------------------
                                                        1 YEAR         SINCE       INCEPTION
                                                                     INCEPTION        DATE
------------------------------------------------------------------------------------------------

DELPHI VALUE FUND- RETAIL   Return before taxes        (9.64)%         5.00%      12/23/98
CLASS

------------------------------------------------------------------------------------------------
                            Return after taxes on      (9.64)%         4.78%
                            distributions

------------------------------------------------------------------------------------------------
                            Return after taxes on      (5.92)%         3.94%
                            distributions and sale
                            of Fund shares

------------------------------------------------------------------------------------------------
DELPHI VALUE FUND-          Return before taxes        (9.35)%         5.28%      12/23/98
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------
                            Return after taxes on      (9.35)%         5.05%
                            distributions
------------------------------------------------------------------------------------------------
                            Return after taxes on    (5.74)%           4.17%
                            distributions and sale
                            of Fund shares
------------------------------------------------------------------------------------------------



B.  NON-STANDARDIZED TOTAL RETURN

         In addition to the performance information described above, the Fund may provide total return information for designated periods, such as for the most recent rolling six months or most recent rolling twelve months. The Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

C.  OTHER INFORMATION CONCERNING FUND PERFORMANCE

         The Fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

         The Fund may compare its performance over various periods to various indices or benchmarks or combinations of indices and benchmarks, including the performance record of the Standard & Poor's 500 Composite Stock Price Index ("S&P"), Russell 2000 Index, Russell Value Indices, the Dow Jones Industrial Average ("DJIA"), the NASDAQ Industrial Index, the Ten Year Treasury Benchmark and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. Comparisons may also be made to yields on certificates of deposit, treasury instruments or money market instruments. The comparisons to the S&P and DJIA show how such Fund's total return compare to the record of a broad average of common stock prices (S&P) and a narrower set of stocks of major industrial companies (DJIA). The Fund may have the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indices. Figures for the S&P and DJIA are based on the prices of unmanaged groups of stocks, and unlike the Fund's returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.

         Comparisons may be made on the basis of a hypothetical initial investment in the Fund (such as $1,000), and reflect the aggregate cost of reinvested dividends and capital gain distributions for the period covered (that is, their cash value at the time they were reinvested). Such comparisons may also reflect the change in value of such an investment assuming distributions are not reinvested. Tax consequences of different investments may not be factored into the figures presented.

         The Fund's performance may be compared in advertising to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives.

         Other groupings of funds prepared by Lipper Analytical Services, Inc. ("Lipper") and other organizations may also be used for comparison to the Fund. Although Lipper and other organizations such as Investment Company Data, Inc. ("ICD"), CDA Investment Technologies, Inc. ("CDA") and Morningstar Investors, Inc. ("Morningstar"), include funds within various classifications based upon similarities in their investment objectives and policies, investors should be aware that these may differ significantly among funds within a grouping.

         From time to time, a fund may publish the ranking of the performance of its shares by Morningstar, an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's one-, three-, five- and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

         From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper's "Lipper - Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on approximately 1,700 fixed income mutual funds in the United States. Ibbotson Associates, CDA Wiesenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit ("CD"), which differ from mutual funds, such as the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CDs, and the principal on a CD is insured. Comparisons may also be made to the 10 year Treasury Benchmark.

         Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, Barron's, etc. will also be used.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") and others provide historical returns of the capital markets in the United States. The Fund may compare its performance to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries. The Fund may discuss the performance of financial markets and indices over various time periods.

         The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors Small Company Fund. This Fund is a market value-weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over-the-counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

         Long-term corporate bond returns are based on the performance of the Salomon Brothers Long-Term High-Grade Corporate Bond Index which includes nearly all Aaa- and Aa-rated bonds. Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond which is the shortest noncallable bond available with a maturity not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest-term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street Journal is the source thereafter.

         Inflation rates are based on the CPI. Ibbotson calculates total returns in the same method as the Fund.

         Other widely used indices that the Fund may use for comparison purposes include the Lehman Bond Index, the Lehman Aggregate Bond Index, the Lehman GNMA Single Family Index, the Lehman Government/Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers Non-Government Bond Index, the Salomon Brothers Non-U.S. Government Bond Index, the Salomon Brothers World Government Bond Index and the J.P. Morgan Government Bond Index. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

         The Fund may also discuss in advertising the relative performance of various types of investment instruments, such as stocks, treasury securities and bonds, over various time periods and covering various holding periods. Such comparisons may compare these investment categories to each other or to changes in the CPI. In addition, the Fund may employ historical mutual fund performance data and industry asset allocation studies in their advertisements.

         The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

         The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually, compounded monthly, would have an after-tax value of $2,009 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,178 after ten years, assuming tax was deducted at a 31% rate from the deferred earnings at the end of the ten year period.

         Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. These editorials or articles may include quotations of performance from other sources such as Lipper or Morningstar. Sources for Fund performance information and articles about the Fund may include the following:

BANXQUOTE, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOSTON GLOBE, a regional daily newspaper.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA INVESTMENT TECHNOLOGIES, INC., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FRANK RUSSELL ANALYTIC SERVICES, an independent consultant to the financial services industry.

IBC/DONOGHUES' MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc. of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

IBBOTSON ASSOCIATES, INC., a company specializing in investment research and data.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTORS BUSINESS DAILY, a daily newspaper that features financial, economic, and business news.

KIPLINGER'S PERSONAL FINANCE, a monthly business publication.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MORNINGSTAR INVESTOR and MORNINGSTAR PRINCIPIA, monthly mutual fund reporting services.

MUTUAL FUND MAGAZINE, a monthly business magazine published by the Institute for Econometric Research.

MUTUAL FUND VALUES, a bi-weekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SMART MONEY, a Dow Jones & Company, Inc. monthly business magazine.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, a nationally distributed newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

THE WALL STREET JOURNAL, a Dow Jones & Company, Inc. newspaper which regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' background, management policies, salient features, management results, income and dividend records, and price ranges.

WORTH MAGAZINE, a monthly business publication.

         When comparing total return and investment risk of shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

         The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of a fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions, purchases and sales of the Fund, sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

                    VIII. DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         The Fund will distribute investment company taxable income and any net capital gain at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the Fund making the distribution, unless the shareholder notifies the Fund in writing of his or her election to receive distributions in cash.

TAXES. The Fund has elected, qualified and intends to continue to qualify as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any year in which the Fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gain over net long-term capital loss), and its net capital gain (the excess of net long-term capital gain over net short-term capital loss) the Fund will not be subject to federal income tax on the amounts distributed to shareholders in the manner required under the Code. The Fund would be taxed at regular corporate income tax rates on any amounts not distributed to shareholders in accordance with these requirements.

         Amounts not distributed on a timely basis in accordance with a separate calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its net ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains for the previous year that were not distributed during such year and on which the Fund has not paid income tax. A distribution will be treated as paid by the Fund, and taxable to shareholders as if received, on December 31 of the year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. The Fund intends to seek to distribute its income in accordance with this requirement to avoid or minimize any excise tax. Shortly after the end of each year, the Trust will notify shareholders of the federal tax status of dividends and distributions for that year.

         In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements.

         In order to satisfy its distribution requirements, the Fund intends to distribute substantially all of its investment company taxable income, net tax-exempt interest (if any), and any net capital gain at least annually. As a consequence, substantially all income and capital gains will be distributed to shareholders by the Fund (after deductions for the Fund's allowable losses and expenses) and will be taxable to shareholders as ordinary income, except for any distributions attributable to the Fund's net capital gain (as defined above), which will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares. Dividends the Fund pays to its corporate shareholders that are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of these shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. In certain cases, receipt of dividends that qualify for this deduction may increase a corporate shareholder's liability for the federal alternative minimum tax or, if these dividends are "extraordinary dividends" under Section 1059 of the Code, result in basis reductions or, to the extent the basis of Fund shares would otherwise be reduced below zero, income inclusions.

         Investors should consider the adverse tax implications of buying Fund shares immediately before a dividend or capital gain distribution. Investors who purchase shares shortly before the record date for such a dividend or distribution will pay a per share price that includes the value of the anticipated dividend or distribution and will be taxed on it even though it economically represents a return of a portion of the amount paid to purchase the shares.

         On January 7, 2003 President Bush proposed an economic growth plan which contains a provision that would exclude from income dividends paid by corporations to the extent paid out of previously taxed corporate income. There can be no assurance as to whether such provision will be enacted into law or as to its scope if enacted and therefore its effect upon shareholders is uncertain at this time.

         Redemptions and exchanges (including systematic withdrawals) are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions. If a shareholder who has received a capital gain distribution suffers a loss on the redemption or other sale of his or her Fund shares that have a tax holding period of six months or less, the loss on those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received on those shares. Also, any loss realized on a redemption or other sale of Fund shares may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments.

         If the Fund acquires any equity interest (under future Treasury regulations generally to include not only stock but also an option to acquire stock such as inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available to ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         The Fund may be subject to foreign withholding or other foreign taxes imposed by foreign countries with respect to the Fund's investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to qualify to pass such taxes or associated foreign tax credits or deductions through to its shareholders, who consequently are not expected to take them into account on their own tax returns.

         Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, certain options and futures contracts relating to foreign currency, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities (or its option contracts or future contracts with respect to stock or securities), may under future Treasury regulations have to be limited in order to enable the Fund to satisfy the 90% income test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

         Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options and futures contracts, foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the long-term or short-term character of some capital gains and losses realized by the Fund (or, in the case of certain foreign currency options, futures and forward contracts, such gains or losses may be treated as ordinary income or loss). The Fund may also be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Additionally, certain of the Fund's losses on transactions involving options, futures, forward contracts, and any offsetting or successor positions in its portfolio, may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to options, futures or forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to interest rate swaps, caps, floors and collars and currency swaps are unclear in certain respects, and the Fund may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments.

         Investments in debt obligations that are at risk of or are in default (i.e., junk bonds) present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, if it holds such obligations, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

         If the Fund invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         The tax treatment of distributions from the Fund is the same whether the distributions are received in additional shares or in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the amount of cash that could have been received instead.

         The Fund may incur net capital losses that it may carry forward for eight years following the year of the loss to offset capital gains it may realize in such years.

         Depending upon a shareholder's residence for tax purposes, distributions and the value of Fund shares may also be subject to state and local taxes, or other taxes. Shareholders should consult their own tax advisers regarding the tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         The Fund is generally required to withhold federal income tax at a rate of 30% ("backup withholding") from dividends and other distributions, including redemption proceeds, paid to individuals and other non-exempt shareholders if
(1) the shareholder fails to furnish the Trust with and to certify his or her correct social security number or other taxpayer identification number, (2) the Internal Revenue Service (the "IRS") or a broker notifies the Trust that the shareholder is subject to withholding or (3) the shareholder fails to certify that he or she is not subject to backup withholding.

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, Trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as individual retirement accounts and other retirement plans, tax-exempt entities, insurance companies and financial institutions.

         Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective Form W-8 is on file, 30% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the applicability of foreign taxes to an investment in the Fund.

         Provided that the Fund qualifies as a regulated investment company under the Code, the Fund will also not be required to pay Massachusetts income, corporate excise, or franchise taxes.

                          IX. DESCRIPTION OF THE TRUST

         The Trust is an open-end, diversified series management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated September 13, 1996. The name of the Trust, formerly Insight Premier Funds, was changed to Kobren Insight Funds in November 1996 by amendment to the Declaration of Trust.

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest in an unlimited number of series, each share with a par value of $.001. Currently, the Trust consists of two series. Each share in a particular series represents an equal proportionate interest in that series with each other share of that series and is entitled to such dividends and distributions as are declared by the Trustees of the Trust. Upon any liquidation of a series, shareholders of that series are entitled to share pro rata in the net assets of that series available for distribution. Shareholders in one of the series have no interest in, or rights upon liquidation of, any of the other series.

         The Trust will normally not hold annual meetings of shareholders to elect Trustees. If less than a majority of the Trustees of the Trust holding office have been elected by shareholders, a meeting of shareholders of the Trust will be called to elect Trustees. Under the Declaration of Trust and the 1940 Act, the recordholders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with the Trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder held personally liable for obligations of the Trust and its Funds. Accordingly, the risk of a shareholder of the Trust incurring a financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The likelihood of such circumstances is remote.

ANTI-MONEY LAUNDERING LAWS

         The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

                            X. ADDITIONAL INFORMATION

         The prospectus and this statement of additional information do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act, with respect to the securities offered hereby. Certain portions of the registration statement have been omitted pursuant to the rules and regulations of the SEC. This registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained in the prospectus and this statement of additional information as to the contents of any agreement or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                            XI. FINANCIAL STATEMENTS

         The following financial statements for the fiscal year ended December 31, 2002, as well as the related Notes to Financial Statements and Report of Independent Accountants, are incorporated into this statement of additional information by reference to the Fund's Annual Report for the fiscal year ended December 31, 2002: Portfolio of Investments at December 31, 2002; Statement of Assets and Liabilities at December 31, 2002; Statement of Operations for the fiscal year ended December 31, 2002; and Statements of Changes in Net Assets for the fiscal years ended December 31, 2002 and 2001.

                                    APPENDIX

                                RATED INVESTMENTS

CORPORATE BONDS

         Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

"Aaa":        Bonds that are rated "Aaa" are judged to be of the best quality.
              They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

"Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba":         Bonds that are rated "Ba" are judged to have speculative elements;
              their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of --- interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

"AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

 "AA":         Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

"A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB,"  "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

COMMERCIAL PAPER

The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

COMMERCIAL PAPER

Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

MOODY'S: The rating "Prime-1" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted "A-1+."

                           PART C: OTHER INFORMATION

ITEM 23.      EXHIBITS

              (a)(1)  Declaration of Trust is incorporated by reference to
                      Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed with the SEC on September 16, 1996 (the "Registration Statement").

              (a)(2) Amendment to the Declaration of Trust dated November 20, 1996 is filed herein as Exhibit (a)(2).

              (a)(3) Amendment to the Declaration of Trust on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(a) of Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC on December 17, 1998 (Accession No.
                      0000927405-98-000378)("Post-Effective Amendment No. 9").

              (a)(4) Amendment to the Declaration of Trust dated June 22, 1999 is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC on April 29, 2002 (Accession No. 0000950156-02-000203)("Post-Effective
                      Amendment No. 16").

              (a)(5) Amendment to the Declaration of Trust dated May 1, 2000 is incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 16.

              (a)(6) Amendment to the Declaration of Trust dated April 29, 2002 is incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 16.

              (b) By-Laws are incorporated by reference to Exhibit 2 of the Registration Statement.

              (c)     Not Applicable.

              (d)(1) Investment Advisory Agreement between Kobren Insight Funds and Kobren Insight Management, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 2 as filed with the SEC on April 22, 1998 (Accession No.
                      0000927405-98-000141)("Post-Effective Amendment No. 2").

              (d)(2) First Amendment to Investment Advisory Agreement between Kobren Insight Funds and Kobren Insight Management, Inc. dated November 15, 1998 is incorporated by reference to
                      Exhibit 23(d) of Post-Effective Amendment No. 9.

              (d)(3) Second Amendment to Investment Advisory Agreement between Kobren Insight Funds and Kobren Insight Management, Inc. dated May 3, 1999 is incorporated by reference to Exhibit
                      (d)(3) of Post-Effective Amendment No. 16.

              (d)(4) Third Amendment to Investment Advisory Agreement between Kobren Insight Funds and Kobren Insight Management, Inc. is filed herein as Exhibit (d)(4).

              (d)(5) Subadvisory Agreement with Delphi Management, Inc. on behalf of Kobren Delphi Value Fund dated November 15, 1998 is incorporated by reference to Exhibit 23(d) of Post-Effective Amendment No. 9.

              (e)(1) Distribution Agreement between Kobren Insight Funds and Kobren Insight Brokerage, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 2.

              (e)(2) First Amendment to Distribution Agreement between Kobren Insight Funds and Kobren Insight Brokerage, Inc. dated November 15, 1998 is incorporated by reference to Exhibit 23(e) of Post-Effective Amendment No. 9.

              (e)(3) Second Amendment to Distribution Agreement between Kobren Insight Funds and Kobren Insight Brokerage, Inc. dated May 3, 1999 is incorporated by reference to Exhibit
                      (e)(3) of Post-Effective Amendment No. 16.

              (e)(4) Third Amendment to Distribution Agreement between Kobren Insight Funds and Kobren Insight Brokerage, Inc. is filed herein as Exhibit (e)(4).

              (f)     Not Applicable.

              (g)(1) Custody Agreement with Boston Safe Deposit and Trust Company dated November 18, 1996 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 2.

              (g)(2) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company dated January 8, 1998 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 2.

              (g)(3) Sub-Custodian Agreement with Boston Safe Deposit and Trust Company and National Financial Services Corporation dated January 8, 1998 is incorporated by reference to
                      Exhibit 8(c) of Post-Effective Amendment No. 2.

              (g)(4) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company on behalf of Kobren Delphi Value Fund dated October 8, 1998 is incorporated by reference to
                      Exhibit 23(g) of Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC on October 27, 1998 (Accession No.
                      0000927405-97-000313)("Post-Effective Amendment No. 5").

              (h)(1) Transfer Agency and Services Agreement between Kobren Insight Funds and First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on June 13, 1997 (Accession No. 0000927405-97-000202)("Post-Effective
                      Amendment No. 1").

              (h)(2) Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and First Data Investor Services Group, Inc. dated June 30, 1998 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC on September 4, 1998 (Accession No. 0000927405-98-000293)("Post-Effective Amendment No. 3").

              (h)(3) Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and First Data Investor Services Group, Inc. dated June 30, 1998 as revised October 14, 1998 is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

              (h)(4) Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and First Data Investor Services Group, Inc. (n/k/a PFPC Inc.) dated April 15, 2000 is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 16.

              (h)(5) Form of Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and PFPC Inc. (f/k/a First Data Investor Services Group, Inc.) dated February 11, 2002 is incorporated by reference to Exhibit
                      (h)(5) of Post-Effective Amendment No. 16.

              (h)(6) Anti-Money Laundering and Privacy Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and PFPC Inc. (f/k/a First Data Investor Services Group, Inc.) dated July 24, 2002 is filed herein as Exhibit (h)(6).

              (h)(7) Form of Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and PFPC Inc. (f/k/a First Data Investor Services Group, Inc.) with respect to Individual Retirement Plans is filed herein as Exhibit (h)(7).

              (h)(8) Administration Agreement by and between First Data Investor Services Group, Inc. and Kobren Insight Funds dated November 15, 1996 is incorporated by reference to
                      Exhibit 9(b) of Post-Effective Amendment No. 1.

              (h)(9) Amendment to Administration Agreement by and between First Data Investor Services Group, Inc. and Kobren Insight Funds revised as of October 14, 1998 is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

              (h)(10) Amendment to Administration Agreement by and between PFPC
                      Inc. (f/k/a First Data Investor Services Group, Inc.) and Kobren Insight Funds dated February 11, 2002 is filed herein as Exhibit (h)(10).

              (i)(1) Opinion of Counsel on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(i) of Post-Effective Amendment No. 9.

              (i)(2) Opinion of Counsel on behalf of Kobren Growth Fund is incorporated by reference to Exhibit 10 of Pre-Effective Amendment No. 1.

              (j)(1) Consents of Independent Accountants are filed herein as Exhibit (j)(1).

              (j)(2)  Consent of Hale & Dorr LLP is filed herein as
                      Exhibit (j)(2).

              (k)     Not Applicable.

              (l)(1) Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Growth Fund and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(a) of Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on November 8, 1996 ("Pre-Effective Amendment No. 1").

              (l)(2) Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Moderate Growth Fund and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(b) of Pre-Effective Amendment No. 1.

              (l)(3) Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Conservative Allocation and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(c) of Pre-Effective Amendment No. 1.

              (m) Plan of Distribution pursuant to Rule 12b-1 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(m) of Post-Effective Amendment No. 5.

              (n) Plan pursuant to Rule 18f-3 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(o) of Post-Effective Amendment No. 5.

              (o)     Not applicable.

              (p)(1) Amended and Restated Code of Ethics for Kobren Insight Funds is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 14 as filed with the SEC on May 1, 2000 (Accession No. 0000927405-00-000127)
                      ("Post-Effective Amendment No. 14").

              (p)(2) Codes of Ethics for Kobren Insight Management, Inc. and Kobren Insight Brokerage, Inc. are incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 14.

              (p)(3) Code of Ethics for Delphi Management, Inc. is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 14.

Item 24.      Persons Controlled by or Under Common Control with the Fund.

              Not Applicable.

Item 25.      Indemnification.

              The response to this Item 25 is incorporated by reference to Item 27 of Pre-Effective Amendment No. 1.

Item 26.      Business and Other Connections of the Investment Adviser.

                      Kobren Insight Management, Inc. serves as adviser to the Registrant. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to Form ADV filed by Kobren Insight Management, Inc. under the Investment Advisers Act of 1940, as amended (the "Advisers Act") (SEC File No. 801-30125).

                      Delphi Management, Inc. performs certain investment advisory services for the Registrant, under the supervision of Kobren Insight Management, Inc. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to Form ADV filed by Delphi Management, Inc. under the Advisers Act.

Item 27.      Principal Underwriters.

              (a) Kobren Insight Brokerage, Inc., the Fund's Distributor, does not act as principal underwriter, depositor or investment adviser for any other mutual funds.

              (b) For information with respect to each director, officer or partner of Kobren Insight Brokerage, Inc., please refer to the following:

                                               Positions           Position and
                    Name and Principal        and Offices             Offices
                    Business Address*       with Underwriter         with Fund

                  Eric M. Kobren       Director, President and        President
                                         Treasurer
                  Catherine Kobren     Secretary                         None

* The business address of the above-listed persons is 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481.

              (c) Not Applicable.

Item 28.      Location of Accounts and Records.

              All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of:

              Kobren Insight Management, Inc.
              20 William Street, Suite 310
              P.O. Box 9135
              Wellesley Hills, Massachusetts  02481
              (records relating to its functions as investment adviser)

              Delphi Management, Inc.
              50 Rowes Wharf, Suite 540
              Boston, Massachusetts  02110
              (records relating to its functions as subadviser)

              Kobren Insight Brokerage, Inc.
              20 William Street, Suite 310
              P.O. Box 9150
              Wellesley Hills, Massachusetts  02481
              (records relating to its functions as distributor)

              PFPC Inc. (formerly First Data Investor Services Group, Inc.) 101 Federal Street
              Boston, Massachusetts  02110
              (records relating to its functions as administrator)

              PFPC Inc. (formerly First Data Investor Services Group, Inc.) 4400 Computer Drive
              Westborough, Massachusetts  01581
              (records relating to its functions as transfer agent)

              Boston Safe Deposit and Trust Company
              One Boston Place
              Boston, Massachusetts 02108
              (records relating to its functions as custodian)

Item 29.      Management Services.

              Not Applicable.

Item 30.      Undertakings.

              Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned on the 30th day of April, 2003.

                                            KOBREN INSIGHT FUNDS

                                            By: /s/ Eric M. Kobren
                                                ------------------------
                                                Eric M. Kobren,
                                                President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                          Title                        Date
                                    President, Chairman of the
                                      Board and Trustee (Chief
/s/ Eric M. Kobren                    Executive Officer)         April 30, 2003
---------------------------
Eric M. Kobren

                                    Vice President, Treasurer,
                                      Secretary, Chief
/s/ Eric J. Godes                     Financial Officer          April 30, 2003
---------------------------
 Eric J. Godes

/s/ Edward B. Bloom                 Trustee                      April 30, 2003
---------------------------
Edward B. Bloom

/s/ Michael P. Castellano           Trustee                      April 30, 2003
---------------------------
Michael P. Castellano

/s/ Arthur Dubroff                  Trustee                      April 30, 2003
---------------------------
Arthur Dubroff

/s/ Robert I. Goldfarb              Trustee                      April 30, 2003
---------------------------
Robert I. Goldfarb

/s/ Stuart J. Novick                Trustee                      April 30, 2003
---------------------------
Stuart J. Novick

                                 EXHIBIT INDEX

EXHIBIT
NUMBER            DESCRIPTION

(d)(4) Third Amendment to Investment Advisory Agreement between Kobren Insight Funds and Kobren Insight Management, Inc.

(e)(4) Third Amendment to Distribution Agreement between Kobren Insight Funds and Kobren Insight Brokerage, Inc.

(h)(6) Anti-Money Laundering and Privacy Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and PFPC Inc. (f/k/a First Data Investor Services Group, Inc.) dated July 24, 2002.

(h)(7) Form of Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and PFPC Inc. (f/k/a First Data Investor Services Group, Inc.) with respect to Individual Retirement Plans.

(h)(10) Amendment to Administration Agreement by and between PFPC Inc. (f/k/a First Data Investor Services Group, Inc.) and Kobren Insight Funds dated February 11, 2002.

(j)(1)            Consents of Independent Accountants.

(j)(2)            Consent of Hale & Dorr LLP.